TABLE OF CONTENTS

Statement of Assets and Liabilities                      1

Statement of Operations                                  2

Statements of Changes in Net Assets                      3

Statement of Cash Flows                                  4

Financial Highlights                                     5

Notes to the Financial Statements                        6

Schedule of Investments                                  8

CATHAY SECURITIES FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002 (Unaudited)

ASSETS
    Investments in securities and loans at fair value                         $1,197,075,228
      (Cost $1,179,842,450)
    Cash                                                                          87,393,046
    Receivables:
       Interest                                                                    6,941,640
       Due from servicer                                                           5,829,647

                                                                       ----------------------
    Total assets                                                               1,297,239,561
                                                                       ----------------------

LIABILITIES

    Other liabilities                                                                      -
                                                                       ----------------------
    Total liabilities                                                                      -
                                                                       ----------------------

NET ASSETS                                                                    $1,297,239,561
                                                                       ======================

NET ASSETS CONSIST OF:
    Paid-in-capital (Par value of $.001 per share; 30,000,000                       $ 12,444
        authorized; 12,443,828 issued and outstanding)
    Additional paid-in-capital                                                 1,244,370,358
    Accumulated realized losses on investments                                    (6,790,144)
    Undistributed net investment income                                           42,414,125
    Net unrealized appreciation of investments                                    17,232,778
                                                                       ----------------------

                                                                              $1,297,239,561
                                                                       ======================

    Net asset value per share                                                       $ 104.25
                                                                       ======================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CATHAY SECURITIES FUND, INC.
STATEMENT OF OPERATIONS
FOR THE SIX-MONTH ENDED JUNE 30, 2002
(Unaudited)

Net investment income:
    Interest income                                                         $ 31,609,791

Expenses:
    Other service                                                                  6,097
    Outside services                                                              20,922

    Management fee                                                               300,000
    Custodian fee                                                                 60,000
    Director fee                                                                   3,000
    Insurance                                                                      9,376

                                                                    ---------------------
  Total expenses                                                                 399,395
                                                                    ---------------------


Net investment income                                                         31,210,396

Net realized and unrealized gain from investments:
    Net realized losses on investments                                        (4,663,692)
    Net change in unrealized appreciation on investments                      13,190,779
                                                                    ---------------------
Net increase in net assets resulting from operations                        $ 39,737,483
                                                                    =====================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CATHAY SECURITIES FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX-MONTH ENDED JUNE 30, 2002  AND FOR THE YEAR ENDED DECEMBER 31,  2001


                                                                              JUNE 30, 2002            DECEMBER 31, 2001
                                                                    ------------------------   --------------------------
Increase in net assets from operations:
Net investment income                                                          $ 31,210,396                 $ 78,480,392
Net realized losses                                                              (4,663,692)                  (2,126,452)
Net change in unrealized appreciation on investments                             13,190,779                   14,898,915

                                                                    ------------------------   --------------------------
Increase in net assets resulting from operations                                 39,737,483                   91,252,855

Distributions to shareholder                                                              -                  (73,587,531)

Capital share transactions
  Shares issued                                                                           -                            -
  Shares redeemed                                                                         -                            -
                                                                    ------------------------   --------------------------
Net increase from capital share transactions                                              -                            -

Net increase in net assets                                                       39,737,483                   17,665,324

Net assets, beginning of period                                               1,257,502,078                1,239,836,754
                                                                    ------------------------   --------------------------
Net assets, end of period                                                   $ 1,297,239,561              $ 1,257,502,078
                                                                    ========================   ==========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CATHAY SECURITIES FUND, INC.
STATEMENT OF CASH FLOWS
FOR THE SIX-MONTH ENDED JUNE 30, 2002

Cash flows from operating activities:
    Net increase in net assets resulting from operations                                               $ 39,737,483
    Adjustments to reconcile net income to net cash used in operating activities:

      Changes in operating assets and liabilities:
        Change in unrealized appreciation on investments                                                (13,190,779)
        Net realized losses                                                                               4,663,692
        Proceeds from paydown and maturity of investments                                               215,944,452
        Investment purchased                                                                           (310,527,106)
        Decrease in accrued interest receivables                                                            538,250
        Decrease in due from servicer                                                                    (5,804,847)
        Decrease in prepaid expenses                                                                          9,375
        Decrease in other assets                                                                            250,288
        Decrease in other liabilities                                                                    (4,345,932)

                                                                                           -------------------------
          Net cash provided by operating activities                                                     (72,725,124)

Cash flows from financing activities:
       Distribution from investment income                                                                        -

                                                                                           -------------------------
         Net cash used in financing activities                                                                    -

         Net increase in cash                                                                           (72,725,124)

Cash, beginning of period                                                                               160,118,170
                                                                                           -------------------------
Cash, end of period                                                                                    $ 87,393,046
                                                                                           =========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CATHAY SECURITIES FUND, INC.
FINANCIAL HIGHLIGHTS
FOR THE SIX-MONTH ENDED JUNE 30, 2002

Selected Share and Per Share Data:
Net asset value, beginning of period                                       $ 101.05

Net investment income                                                          2.51
Net realized and unrealized gain on investments                                0.69
                                                          --------------------------
Increase in net asset value from operations                                    3.21
                                                          --------------------------

Distributions from net investment income                                          -

                                                          --------------------------
Net asset value, end of period                                             $ 104.26
                                                          ==========================

Total return                                                                  4.63%

Ratios to average net assets(1)
  Expenses(1)
                                                                              0.06%

  Net investment income                                                       4.93%

  Portfolio turnover rate                                                    18.85%

Net asset value, end of period                                      $ 1,297,239,561
Shares outstanding, end of period                                        12,443,828

(1) AVERAGE NET ASSETS IS CALCULATED AS THE AVERAGE OF THE AMOUNT OF THE NET ASSET BALANCES AT JUNE 30, 2002 AND DECEMBER 31, 2001.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CATHAY SECURITIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS

NOTE 1 - Significant Accounting Policies

Cathay Securities Fund, Inc. ("CSFI") and its wholly owned subsidiary, a limited liability corporation, (together, the "Fund") is a wholly-owned subsidiary of Cathay Bank ("Bank"), which is a wholly-owned subsidiary of Cathay Bancorp, Inc. ("Bancorp").

The Fund is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a non-diversified, closed-end investment management company. The Fund invests in agency securities, municipal bonds, corporate bonds, mortgage-backed securities, collateralized obligation securities, residential mortgages, commercial mortgages, real estate construction loans, commercial loans and international loans.

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A. LOAN AND OTHER SECURITY VALUATION. Loans are valued using the Fund's valuation procedures, which ascertain the current value of a loan based on fundamental analysis. In valuing a loan, the Manager will consider, among other factors, the creditworthiness of the borrower and the current interest rate, period until next interest rate reset and maturity date of the loan. At June 30, 2002, the Fund's limited liability corporation held title to loans valued at $922,095,230 representing 71.08% of its total investments. The market value of these loans can only be established by negotiation between parties in a sales transaction. Due to the uncertainty inherent in the valuation process, the fair value as determined may materially differ from the market values that would have been used had a ready market for these loans existed.

          For securities, the Manager may consider prices or quotations, if any, provided by banks, dealers or pricing services which may represent the prices at which secondary market transactions in the securities held by the Fund have or could have occurred. Debt securities traded in the over-the-counter market are valued based on broker quotations. Securities other than loans and securities for which reliable quotations are not readily available will be valued at their respective fair values as determined in good faith by, or under procedures established by, the Board of Directors of the Fund. Investments in securities maturing in less than 60 days are valued at amortized cost, which, when combined with accrued interest, approximates market value.

     B. FEDERAL INCOMES TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS AND REVENUE RECOGNITION. Security transactions are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income on investments is accrued daily. Premiums and discounts are amortized utilizing the interest method. Loans funded or purchased are reported net of origination fees received. The non-refundable origination fees are amortized using the effective yield over the term of the loan. No such fees are recognized on loans that have been placed on non-accrual status. Interest income is recorded on an accrual basis at the then current loan rate utilizing the interest method. The accrual of interest on loans is discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. Upon such discontinuance, all unpaid accrued interest is reversed. Cash collections on non-accrual loans are generally applied as a reduction to the recorded investment of the loan. Loans are returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance.

     D. DISTRIBUTION POLICIES. The Fund intends to distribute substantially all of its taxable income to its shareholders on an annual basis.

     E. USE OF ESTIMATES. Management of the Fund has made a number of estimates and assumptions relating to the reporting of assets, liabilities, revenues and expenses and contingencies to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

NOTE 2 - Dividends

The fund did not pay dividends from net investment income during the six-month ended June 30, 2002.

NOTE 3 - Significant Transactions

On July 17, 2002, the Bank purchased 12,443,828 shares of the Fund in exchange for securities and loans with a fair value of $1,244,382,802. Simultaneously, the Fund transferred loans in the amount of $892,967,460 to its subsidiary, Cathay Special Holdings, LLC ("CSH") in exchange for 100% of ownership.

For the six-month ended June 30, 2002, there were no purchases or principal repayments or sale of investments in U.S. Government securities in 2002. The cost of purchases and the proceeds from principal repayments and sale of investments excluding short-term securities and U.S. Government securities totaled $9,474,865 and $55,091,003, respectively.

NOTE 4 - Affiliated Transactions

The Fund is managed by Elena Chan, an employee of the Fund and Cathay Bank. There is no fee charged for management of the Fund. The Fund has entered into a Fund Accounting Agreement with the Bank whereby the Bank will maintain books and records and perform accounting services for the Fund. The fee charged by the Bank under this Agreement is $600,000 per annum.

The Fund has entered into a custodian contract with the Bank for asset custodial services. The Fund agreed to pay the Bank a fee of $120,000 per annum.

As of June 30, 2002, cash balances maintenance at Cathay Bank were $87,393,046 and due from Cathay Bank were $5,829,647.

In accordance with Section 23(C) of the Investment Company Act of 1940, and Rule 23c-1 under the Investment Company Act of 1940, the Fund may from time to time purchase shares of common stock of the Fund in the open market and in privately negotiated transactions. Since the initial contribution of assets to the Fund, there have been no additional purchases or sales of securities between the Fund and the Bank.

NOTE 5 - Regulatory Developments

In August 2000, the staff of the United States Securities and Exchange Commission (the "Commission") completed an examination of the Fund. Subsequent to the examination, the Commission staff sent a letter to the Fund indicating that the Fund should not be eligible to be registered as an investment company due to the failure to meet certain statutory requirements of the 1940 Act, and requested that the Fund voluntarily de-register. In its response to the Commission staff, the Fund stated that it disagrees with certain factual statements and conclusions of law contained in the staff's findings and set forth the basis for its belief based on advice of counsel, which was included, that the Fund was formed in compliance with regulatory requirements.

In December 2000, the Fund received another letter from the Commission staff similar to the initial letter. The Fund responded on January 12, 2001 and reiterated the basis for its beliefs. In addition, management of the Fund has requested an opportunity to meet with the staff of the Commission to further discuss the issues that have been raised. The impact of the outcome of the above regulatory developments has not been reflected in the accompanying financial statements.

SCHEDULE OF INVESTMENTS

                                                                               LOAN           INTEREST
                   CUSTOMER NAME                                             BALANCE            RATE       MATURITY     FAIR VALUE
--------------------------------------------------------------        ---------------------  ----------- ------------  -------------
CATHAY SECURITIES FUND, INC.

COMMERCIAL LOAN

CONFIDENTIAL                                                                $ 500,000.00 *    6.0000%    11/16/2000             $ -
                                                                                  294.91      4.7500%    04/30/2003        1,372.67
This information has been omitted and filed separately with                     1,456.27      6.7500%    09/04/2002        1,509.07
the SEC.                                                                        1,600.00      6.7500%    09/18/2002        1,610.49
                                                                                2,035.16      6.5000%    11/15/2002        2,044.34
                                                                                2,150.00      6.7500%    09/05/2002        2,164.10
                                                                                4,516.93      5.0000%    07/30/2002        4,540.59
                                                                                4,518.00      5.0000%    07/16/2002        4,541.66
                                                                                5,000.00      5.0000%    07/30/2002        5,026.18
                                                                                4,717.32      6.5000%    07/01/2002        5,125.42
                                                                                6,400.00      4.7500%    08/01/2002        6,432.99
                                                                                6,440.51      6.7500%    10/03/2002        6,477.92
                                                                                6,500.00      6.2500%    10/28/2002        6,509.45
                                                                                6,700.00      5.7500%    08/22/2002        6,738.35
                                                                                7,300.00      6.7500%    10/03/2002        7,342.40
                                                                                7,766.90      5.0000%    08/07/2002        7,793.56
                                                                                7,974.00      6.5000%    07/01/2002        8,036.15
                                                                                8,500.92      6.7500%    10/01/2002        8,553.48
                                                                                8,896.50      6.2500%    10/17/2002        8,923.33
                                                                                9,092.59      5.7500%    10/15/2002        9,117.19
                                                                                9,412.21      5.0000%    08/13/2002        9,444.52
                                                                                9,403.64      5.0000%    07/29/2002        9,454.20
                                                                                9,782.10      5.0000%    07/23/2002        9,815.68
                                                                                9,895.68      5.0000%    07/22/2002        9,948.89
                                                                               10,023.40      6.7500%    09/06/2002       10,089.13
                                                                               10,000.00      5.7500%    08/05/2002       10,265.59
                                                                               10,399.32      5.0000%    07/30/2002       10,453.79
                                                                               10,715.15      6.7500%    09/20/2002       10,785.41
                                                                               10,815.00      5.0000%    10/21/2002       10,840.11
                                                                               11,221.84      5.0000%    07/22/2002       11,282.18
                                                                               11,573.76      6.5000%    07/01/2002       11,758.01
                                                                               11,734.08      5.0000%    07/30/2002       11,772.73
                                                                               12,344.38      5.0000%    08/19/2002       12,386.75
                                                                               13,302.60      5.0000%    07/29/2002       13,348.27
                                                                               13,450.72      5.7500%    10/10/2002       13,476.16
                                                                               13,500.00      5.7500%    09/27/2002       13,577.28
                                                                               13,780.20      6.5000%    07/01/2002       14,064.25
                                                                               14,145.00      6.5000%    07/01/2002       14,280.78
                                                                               14,694.65      6.7500%    10/09/2002       14,763.46
                                                                               14,744.16      5.0000%    07/30/2002       14,821.39
                                                                               14,751.60      6.5000%    07/01/2002       14,986.43
                                                                               14,800.00      6.5000%    07/01/2002       15,105.07
                                                                               15,000.00      6.5000%    07/01/2002       15,162.95
                                                                               15,300.00      5.7500%    10/10/2002       15,348.48
                                                                               15,120.00      6.5000%    07/01/2002       15,437.13
                                                                               15,120.00      6.5000%    06/28/2002       15,469.89
                                                                               15,552.00      5.0000%    07/30/2002       15,633.47
                                                                               16,000.00      6.2500%    07/04/2002       16,023.25

                                                                               LOAN           INTEREST
                   CUSTOMER NAME                                             BALANCE            RATE       MATURITY     FAIR VALUE
--------------------------------------------------------------        ---------------------  ----------- ------------  -------------
CATHAY SECURITIES FUND, INC.

                                                                               16,052.48      6.5000%    07/01/2002       16,310.91
                                                                               16,742.40      5.0000%    07/22/2002       16,832.43
                                                                               16,793.70      5.7500%    09/27/2002       16,889.83
                                                                               16,819.20      5.0000%    07/30/2002       16,907.30
                                                                               17,118.81      5.0000%    09/09/2002       17,177.58
                                                                               17,070.00      6.5000%    07/01/2002       17,190.71
                                                                               17,237.94      6.7500%    10/16/2002       17,296.04
                                                                               17,702.50      5.7500%    08/15/2002       17,803.83
                                                                               18,241.03      5.0000%    08/19/2002       18,336.58
                                                                               18,324.00      6.5000%    07/01/2002       18,384.10
                                                                               18,316.80      5.0000%    07/30/2002       18,412.74
                                                                               19,029.12      4.7500%    08/02/2002       19,117.17
                                                                               19,207.52      5.7500%    10/08/2002       19,289.87
                                                                               19,240.00      5.0000%    07/15/2002       19,399.58
                                                                               19,292.89      5.7500%    07/31/2002       19,406.41
                                                                               19,514.88      6.5000%    07/01/2002       19,617.64
                                                                               19,741.86      6.7500%    10/23/2002       19,782.48
                                                                               19,640.04      6.2500%    07/04/2002       19,866.35
                                                                               20,000.00      6.0000%    04/30/2007       20,105.32
                                                                               20,000.00      6.2500%    02/05/2003       20,109.23
CONFIDENTIAL                                                                   20,000.00      6.2500%    07/04/2002       20,112.40
                                                                               20,000.00      6.7500%    09/13/2002       20,131.15
This information has been omitted and filed separately with                    20,035.00      5.7500%    10/04/2002       20,133.69
the SEC.                                                                       20,494.36      7.0000%    11/20/2004       20,593.48
                                                                               20,000.00      6.5000%    07/01/2002       20,647.95
                                                                               20,815.00      5.7500%    08/23/2002       20,934.15
                                                                               21,139.20      6.5000%    07/01/2002       21,208.54
                                                                               21,282.14      5.0000%    07/24/2002       21,375.89
                                                                               22,041.83      7.2500%    07/01/2005       22,042.17
                                                                               22,195.63      6.7500%    09/19/2002       22,341.18
                                                                               22,240.00      5.0000%    07/30/2002       22,356.49
                                                                               22,695.84      6.5000%    07/01/2002       22,741.60
                                                                               22,801.80      5.7500%    07/31/2002       22,935.97
                                                                               22,860.00      5.0000%    09/03/2002       22,938.47
                                                                               22,752.00      6.5000%    07/01/2002       22,986.84
                                                                               22,993.75      6.2500%    08/01/2007       23,123.32
                                                                               23,268.00      5.0000%    07/29/2002       23,399.58
                                                                               23,587.60      5.7500%    10/02/2002       23,711.32
                                                                               24,040.32      5.0000%    07/30/2002       24,156.23
                                                                               24,073.35      5.7500%    10/10/2002       24,168.86
                                                                               24,219.83      5.7500%    10/08/2002       24,323.66
                                                                               24,588.60      5.0000%    07/30/2002       24,635.44
                                                                               24,790.00      5.0000%    10/02/2002       24,906.08
                                                                               24,790.00      5.0000%    09/26/2002       24,926.74
                                                                               25,000.00      5.7500%    07/02/2002       25,214.98
                                                                               25,000.00      6.2500%    08/06/2002       25,387.90
                                                                               25,281.33      5.7500%    09/17/2002       25,426.05
                                                                               25,500.00      4.7500%    08/01/2002       25,564.15
                                                                               25,471.96      5.0000%    07/25/2002       25,605.39
                                                                               25,471.34      5.7500%    09/11/2002       25,617.15
                                                                               25,536.00      5.0000%    07/15/2002       25,669.77
                                                                               25,706.94      5.0000%    07/30/2002       25,841.60

                                                                               LOAN           INTEREST
                   CUSTOMER NAME                                             BALANCE            RATE       MATURITY     FAIR VALUE
--------------------------------------------------------------        ---------------------  ----------- ------------  -------------
CATHAY SECURITIES FUND, INC.

                                                                               25,968.96      6.5000%    07/01/2002       26,054.13
                                                                               25,941.97      5.7500%    08/20/2002       26,090.48
                                                                               26,160.77      5.7500%    10/10/2002       26,239.49
                                                                               26,587.52      5.0000%    08/05/2002       26,737.87
                                                                               26,828.00      5.7500%    09/27/2002       26,981.57
                                                                               27,222.24      5.0000%    07/29/2002       27,364.83
                                                                               27,590.68      4.7500%    07/29/2002       27,736.54
                                                                               27,713.00      5.7500%    10/10/2002       27,787.54
                                                                               28,300.00      5.7500%    10/03/2002       28,443.92
                                                                               28,800.24      5.0000%    07/08/2002       28,955.10
                                                                               28,827.65      5.7500%    09/11/2002       28,992.67
                                                                               28,974.00      5.7500%    09/05/2002       29,139.85
                                                                               28,837.26      6.5000%    07/01/2002       29,176.56
                                                                               29,000.00      5.0000%    08/05/2002       29,385.80
                                                                               29,245.18      5.0000%    07/30/2002       29,398.37
                                                                               29,413.00      5.5000%    09/05/2002       29,624.67
                                                                               30,000.00      5.0000%    07/30/2002       30,040.48
                                                                               30,000.00      6.2500%    10/28/2002       30,043.60
                                                                               30,000.00      5.0000%    07/30/2002       30,052.98
                                                                               29,893.65      7.0000%    12/30/2002       30,061.47
                                                                               30,000.00      5.7500%    07/02/2002       30,090.27
                                                                               30,000.00      5.0000%    07/09/2002       30,157.15
                                                                               30,000.00      5.0000%    07/30/2002       30,165.48
                                                                               30,000.00      5.7500%    08/09/2002       30,171.73
                                                                               30,259.01      5.7500%    08/07/2002       30,432.22
                                                                               30,658.56      6.5000%    05/01/2003       30,716.15
                                                                               30,000.00      5.7500%    08/07/2002       30,824.99
                                                                               30,729.41      5.0000%    06/09/2003       30,843.89
                                                                               30,859.48      5.7500%    09/06/2002       31,036.12
                                                                               31,020.00      4.7500%    08/01/2002       31,175.81
                                                                               31,185.00      5.7500%    07/31/2002       31,383.44
                                                                               31,562.38      5.0000%    07/23/2002       31,727.71
                                                                               31,845.00      4.7500%    08/01/2002       32,009.16
                                                                               31,996.00      5.7500%    10/10/2002       32,122.94
                                                                               28,037.90      8.0000%    05/01/2012       32,398.79
                                                                               28,037.90      8.0000%    05/01/2012       32,398.79
                                                                               28,037.90      8.0000%    05/01/2012       32,398.79
                                                                               28,037.90      8.0000%    05/01/2012       32,398.79
                                                                               28,037.90      8.0000%    05/01/2012       32,398.79
                                                                               28,037.90      8.0000%    05/01/2012       32,398.79
CONFIDENTIAL                                                                   28,037.90      8.0000%    05/01/2012       32,398.79
                                                                               28,037.90      8.0000%    05/01/2012       32,398.79
This information has been omitted and filed separately with                    28,037.90      8.0000%    05/01/2012       32,398.79
the SEC.                                                                       28,037.91      8.0000%    05/01/2012       32,398.80
                                                                               28,037.91      8.0000%    05/01/2012       32,398.80
                                                                               31,906.00      6.5000%    07/01/2002       32,500.32
                                                                               32,600.45      5.7500%    10/10/2002       32,724.59
                                                                               33,449.26      5.0000%    08/01/2002       33,638.41
                                                                               34,022.21      5.0000%    08/08/2002       34,200.42
                                                                               34,320.00      4.7500%    08/01/2002       34,492.39
                                                                               34,364.24      5.7500%    08/28/2002       34,560.95
                                                                               34,656.00      3.0000%    02/28/2003       34,884.45

                                                                               LOAN           INTEREST
                   CUSTOMER NAME                                             BALANCE            RATE       MATURITY     FAIR VALUE
--------------------------------------------------------------        ---------------------  ----------- ------------  -------------
CATHAY SECURITIES FUND, INC.

                                                                               35,487.43      5.7500%    08/09/2002       35,690.58
                                                                               35,723.00      5.7500%    09/04/2002       35,927.50
                                                                               36,007.80      5.7500%    07/24/2002       36,081.65
                                                                               36,533.51      6.7500%    09/25/2002       36,773.09
                                                                               36,591.36      5.0000%    07/30/2002       36,783.04
                                                                               37,000.00      6.2500%    07/04/2002       37,342.84
                                                                               37,238.00      5.7500%    09/13/2002       37,451.17
                                                                               37,800.00      5.7500%    08/08/2002       38,016.39
                                                                               38,580.00      5.7500%    08/15/2002       38,800.85
                                                                               38,566.80      5.7500%    07/15/2002       38,941.57
                                                                               39,580.00      5.7500%    09/20/2002       39,806.57
                                                                               40,024.80      5.7500%    07/31/2002       40,221.95
                                                                               40,000.00      5.7500%    07/02/2002       40,222.59
                                                                               40,363.58      6.2500%    07/04/2002       40,429.26
                                                                               40,480.51      7.0000%    11/12/2002       40,668.38
                                                                               40,504.61      5.7500%    07/28/2002       40,762.35
                                                                               41,644.37      5.7500%    07/31/2002       41,889.41
                                                                               43,829.97      7.0000%    08/30/2004       44,093.06
                                                                               44,150.70      5.0000%    08/26/2002       44,222.54
CONFIDENTIAL                                                                   45,161.50      5.7500%    10/10/2002       45,239.69
                                                                               45,164.27      5.0000%    07/15/2002       45,407.13
This information has been omitted and filed separately with                    45,000.00      6.2500%    08/27/2002       45,534.16
the SEC.                                                                       46,000.00      4.7500%    06/28/2002       46,170.37
                                                                               46,269.42      5.0000%    07/30/2002       46,383.27
                                                                               46,608.15      4.7500%    08/16/2002       46,737.72
                                                                               46,992.96      4.7500%    10/25/2002       47,061.59
                                                                               46,857.60      5.0000%    07/16/2002       47,103.06
                                                                               46,951.53      7.0000%    08/10/2002       47,185.10
                                                                               47,452.76      6.0000%    09/01/2007       47,378.89
                                                                               47,538.96      5.0000%    07/30/2002       47,669.13
                                                                               48,402.00      5.0000%    07/30/2002       48,655.55
                                                                               48,440.00      5.7500%    08/14/2002       48,717.29
                                                                               48,556.56      5.0000%    07/31/2002       48,723.24
                                                                               48,658.60      5.0000%    08/13/2002       48,872.94
                                                                               48,825.00      5.0000%    09/05/2002       49,033.29
                                                                               49,341.00      5.0000%    10/08/2002       49,530.93
                                                                               49,389.85      5.0000%    07/05/2002       49,650.60
                                                                               50,000.00      5.0000%    07/30/2002       50,143.86
                                                                               50,000.00      5.0000%    07/30/2002       50,164.70
                                                                               50,000.00      5.0000%    07/30/2002       50,220.25
                                                                               50,000.00      5.0000%    07/30/2002       50,261.91
                                                                               50,000.00      5.0000%    07/30/2002       50,261.92
                                                                               50,000.00      5.7500%    07/31/2002       50,262.26
                                                                               50,000.00      5.0000%    07/24/2002       50,268.86
                                                                               50,000.00      5.0000%    07/30/2002       50,268.86
                                                                               50,076.15      5.0000%    07/22/2002       50,359.33
                                                                               50,241.60      5.0000%    07/30/2002       50,504.78
                                                                               53,340.00      5.7500%    06/15/2003       53,440.87
                                                                               53,234.00      5.7500%    08/27/2002       53,538.73
                                                                               53,240.36      6.5000%    07/01/2002       53,539.95
                                                                               53,653.20      6.0000%    08/08/2002       54,168.23
                                                                               54,352.44      5.0000%    07/30/2002       54,637.15

                                                                               LOAN           INTEREST
                   CUSTOMER NAME                                             BALANCE            RATE       MATURITY     FAIR VALUE
--------------------------------------------------------------        ---------------------  ----------- ------------  -------------
CATHAY SECURITIES FUND, INC.

                                                                               54,843.41      6.5000%    07/01/2002       55,369.87
                                                                               55,500.00      5.0000%    10/10/2002       55,698.23
                                                                               56,324.74      6.5000%    07/01/2002       57,119.67
                                                                               56,859.88      5.0000%    08/13/2002       57,157.72
                                                                               57,646.08      5.0000%    07/30/2002       57,859.98
                                                                               58,002.00      5.7500%    09/20/2002       58,334.02
                                                                               59,059.93      5.0000%    09/16/2002       59,229.86
                                                                               60,000.00      5.7500%    09/16/2002       60,190.13
CONFIDENTIAL                                                                   60,000.00      5.0000%    07/30/2002       60,230.96
                                                                               60,000.00      5.0000%    07/29/2002       60,314.30
This information has been omitted and filed separately with                    60,000.00      5.7500%    07/02/2002       60,333.88
the SEC.                                                                       60,465.80      5.7500%    07/15/2002       60,570.49
                                                                               60,657.00      5.0000%    10/09/2002       60,882.07
                                                                               62,070.00      6.2500%    09/26/2002       62,483.50
                                                                               62,594.52      5.0000%    08/05/2002       62,809.39
                                                                               62,705.00      4.7500%    09/10/2002       63,168.90
                                                                               66,478.49      5.0000%    07/30/2002       66,826.73
                                                                               66,560.00      4.7500%    07/16/2002       66,894.33
                                                                               68,122.04      5.0000%    09/05/2002       68,232.89
                                                                               69,595.00      5.0000%    10/16/2002       69,785.57
                                                                               70,000.00      4.3900%    07/31/2002       69,987.36
                                                                               69,779.24      6.0000%    01/01/2003       70,554.77
                                                                               71,278.44      5.2500%    06/01/2003       71,533.87
                                                                               64,757.49      8.0000%    05/01/2012       74,846.18
                                                                               75,154.63      5.5000%    10/15/2004       75,352.13
                                                                               74,790.00      4.7500%    08/27/2002       75,481.45
                                                                               65,431.49      8.0000%    05/01/2012       75,628.64
                                                                               65,431.49      8.0000%    05/01/2012       75,628.64
                                                                               65,431.49      8.0000%    05/01/2012       75,628.64
                                                                               65,431.49      8.0000%    05/01/2012       75,628.64
                                                                               65,431.49      8.0000%    05/01/2012       75,628.64
                                                                               65,431.49      8.0000%    05/01/2012       75,628.64
                                                                               65,431.49      8.0000%    05/01/2012       75,628.64
                                                                               65,431.49      8.0000%    05/01/2012       75,628.64
                                                                               65,431.49      8.0000%    05/01/2012       75,628.64
                                                                               65,431.49      8.0000%    05/01/2012       75,628.64
                                                                               76,519.00      5.0000%    10/02/2002       76,877.32
                                                                               76,821.48      5.0000%    06/09/2003       77,107.64
                                                                               76,676.37      5.7500%    07/31/2002       77,953.86
                                                                               78,512.34      6.7500%    06/01/2007       78,552.92
                                                                               78,619.68      5.0000%    08/28/2002       78,747.61
                                                                               79,244.52      5.7500%    07/31/2002       79,622.20
                                                                               80,000.00      5.0000%    10/21/2002       80,141.29
                                                                               80,000.00      5.0000%    07/30/2002       80,363.51
                                                                               80,000.00      5.0000%    07/30/2002       80,419.06
                                                                               80,000.00      5.0000%    07/30/2002       80,419.06
                                                                               80,000.00      6.5000%    07/06/2002       80,869.06
                                                                               80,000.00      5.0000%    03/24/2003       81,175.78
                                                                               87,384.49      6.7500%    11/01/2004       87,876.89
                                                                               88,022.00      4.7500%    10/08/2002       88,347.99
                                                                               88,236.39      4.7500%    10/25/2002       88,365.26
                                                                               88,888.88      6.2500%    02/05/2005       89,374.31

                                                                               LOAN           INTEREST
                   CUSTOMER NAME                                             BALANCE            RATE       MATURITY     FAIR VALUE
--------------------------------------------------------------        ---------------------  ----------- ------------  -------------
CATHAY SECURITIES FUND, INC.

                                                                               90,000.00      5.0000%    07/29/2002       90,401.70
                                                                               90,000.00      5.0000%    07/30/2002       90,471.45
                                                                               90,000.00      5.0000%    07/30/2002       90,471.45
                                                                               90,000.00      5.0000%    07/30/2002       90,471.45
                                                                               90,000.00      5.7500%    07/02/2002       90,543.95
                                                                               97,770.78      6.0000%    01/21/2005       98,041.21
                                                                               97,637.00      4.7500%    10/04/2002       98,050.14
                                                                               98,688.60      5.0000%    07/30/2002       98,862.89
                                                                               97,665.00      4.7500%    07/30/2002       98,928.76
                                                                              100,000.00      3.3500%    11/01/2002       99,304.28
                                                                              100,000.00      3.3500%    09/15/2002       99,498.58
                                                                              100,000.00      6.0000%    08/29/2002      100,609.94
                                                                              100,000.00      6.2500%    02/01/2003      100,615.57
                                                                              100,000.00      4.7500%    07/12/2002      100,726.60
                                                                              100,000.00      6.5000%    07/01/2002      101,429.38
                                                                              100,000.00      6.5000%    07/01/2002      101,483.55
                                                                              101,615.64      5.7500%    10/17/2002      101,905.18
                                                                              100,000.00      5.7500%    07/02/2002      101,946.05
                                                                              101,952.00      5.0000%    07/30/2002      102,486.05
                                                                              102,763.20      4.7500%    08/23/2002      102,953.96
                                                                              103,000.00      5.7500%    09/26/2002      103,638.97
                                                                              104,900.00      4.7500%    07/10/2002      106,534.19
                                                                              108,451.73      5.0000%    08/05/2002      109,019.83
                                                                              110,383.77      4.7500%    10/18/2002      110,646.94
                                                                              115,000.00      6.5000%    11/12/2002      115,515.20
                                                                              115,273.20      5.0000%    09/19/2002      115,540.82
                                                                              119,798.46      6.7500%    11/05/2006      119,340.23
                                                                              119,790.10      4.7500%    09/20/2002      120,518.25
CONFIDENTIAL                                                                  120,000.00      6.0000%    08/13/2002      121,051.93
                                                                              121,000.00      6.7500%    01/04/2003      121,723.54
This information has been omitted and filed separately with                   121,665.00      5.0000%    09/05/2002      121,862.97
the SEC.                                                                      125,436.00      5.0000%    09/20/2002      126,232.44
                                                                              125,665.32      4.7500%    07/15/2002      126,561.83
                                                                              130,000.00      5.7500%    07/02/2002      130,681.87
                                                                              130,000.00      6.5000%    07/01/2002      131,881.67
                                                                              138,326.05      6.7500%    03/20/2004      138,008.97
                                                                              138,304.17      5.0000%    06/09/2003      138,819.36
                                                                              140,000.00      5.0000%    07/30/2002      140,733.36
                                                                              142,000.00      5.0000%    08/09/2002      142,526.89
                                                                              143,008.00      5.5000%    09/05/2002      143,447.27
                                                                              144,000.00      4.7500%    08/05/2002      144,628.31
                                                                              148,000.00      4.7500%    06/28/2002      149,016.79
                                                                              150,000.00      5.7500%    11/17/2002      150,477.50
                                                                              150,000.00      5.7500%    09/01/2002      150,810.74
                                                                              150,000.00      6.2500%    04/01/2003      150,923.34
                                                                              150,000.00      5.7500%    08/12/2002      151,265.95
                                                                              150,833.33      5.0000%    07/01/2002      152,251.91
                                                                              152,873.01      5.7500%    05/09/2004      153,530.58
                                                                              155,000.00      4.2000%    01/04/2003      153,965.67
                                                                              158,139.96      5.0000%    09/03/2002      158,397.28
                                                                              139,135.01      8.0000%    05/01/2012      160,853.07
                                                                              165,000.00      3.4500%    08/16/2002      164,525.93

                                                                               LOAN           INTEREST
                   CUSTOMER NAME                                             BALANCE            RATE       MATURITY     FAIR VALUE
--------------------------------------------------------------        ---------------------  ----------- ------------  -------------
CATHAY SECURITIES FUND, INC.

                                                                              165,000.00      4.3744%    07/31/2002      164,968.06
                                                                              164,706.89      4.7500%    08/09/2002      165,316.90
                                                                              166,148.66      6.5000%    10/15/2004      165,833.66
                                                                              170,000.00      5.7500%    07/02/2002      170,945.99
                                                                              175,000.00      4.4213%    07/29/2002      174,972.92
                                                                              175,000.00      6.5000%    02/27/2003      176,271.68
                                                                              177,000.00      5.0000%    08/15/2002      178,921.95
                                                                              180,000.00      6.5000%    09/30/2002      180,684.28
                                                                              181,338.58      6.7500%    06/06/2005      181,955.37
                                                                              182,638.76      7.0000%    07/27/2002      183,266.55
                                                                              185,000.00      5.7500%    07/15/2002      186,059.02
                                                                              187,281.05      7.0000%    04/15/2004      187,434.90
                                                                              185,729.00      4.7500%    06/21/2002      187,617.64
                                                                              190,000.00      4.3900%    07/31/2002      189,965.68
                                                                              190,468.56      5.0000%    11/15/2004      190,834.17
                                                                              168,224.02      8.0000%    05/01/2012      194,259.95
                                                                              195,728.00      4.7500%    08/20/2002      196,168.81
                                                                              200,000.00      4.7500%    08/01/2002      200,529.61
                                                                              200,000.00      4.7500%    08/01/2002      200,978.22
                                                                              199,943.22      6.5000%    07/01/2002      201,215.64
                                                                              200,000.00      6.2500%    08/01/2002      201,231.12
                                                                              200,000.00      5.7500%    05/22/2002      202,997.66
                                                                              207,000.00      3.1000%    09/01/2002      206,285.38
                                                                              210,497.12      5.0000%    11/15/2004      210,901.17
                                                                              211,466.11      6.2500%    11/03/2006      212,694.39
                                                                              213,900.00      5.1000%    05/01/2003      212,949.20
                                                                              218,502.08      6.2500%    09/01/2002      219,843.92
                                                                              220,259.47      5.0000%    08/26/2002      221,015.56
                                                                              230,000.00      4.4075%    07/31/2002      229,961.79
                                                                              234,401.40      6.5000%    09/01/2002      234,679.19
                                                                              232,886.00      4.7500%    07/08/2002      234,762.53
                                                                              235,390.20      4.7500%    06/25/2002      237,659.62
                                                                              240,000.00      5.7500%    07/10/2002      241,373.86
                                                                              240,981.89      6.0000%    11/26/2004      241,648.46
                                                                              242,752.32      5.0000%    08/15/2002      243,821.63
                                                                              244,097.32      6.5000%    08/02/2002      245,606.68
                                                                              244,257.80      4.7500%    07/02/2002      246,387.11
                                                                              247,653.59      5.0000%    01/20/2006      248,266.79
                                                                              255,000.00      4.7500%    07/19/2002      256,280.87
                                                                              262,434.00      4.7500%    08/19/2002      263,094.30
                                                                              262,000.00      6.5000%    06/29/2002      263,144.47
                                                                              265,000.00      4.4000%    07/31/2002      264,954.33
                                                                              265,715.92      4.7500%    08/26/2002      266,104.00
                                                                              265,000.00      6.2500%    07/01/2002      266,607.81
                                                                              233,694.79      8.0000%    05/01/2012      269,313.91
                                                                              274,000.00      5.0000%    02/15/2003      274,869.01
                                                                              275,000.00      5.7500%    10/10/2002      275,432.19
                                                                              280,624.00      4.7500%    08/27/2002      280,996.83
CONFIDENTIAL                                                                  283,000.00      6.0000%    03/26/2003      284,961.97
                                                                              284,827.53      5.7500%    04/04/2003      286,025.43
This information has been omitted and filed separately with                   290,700.00      4.7500%    07/22/2002      292,543.75
the SEC.                                                                      297,518.40      4.7500%    08/27/2002      297,913.67

                                                                               LOAN           INTEREST
                   CUSTOMER NAME                                             BALANCE            RATE       MATURITY     FAIR VALUE
--------------------------------------------------------------        ---------------------  ----------- ------------  -------------
CATHAY SECURITIES FUND, INC.

                                                                              293,887.15      4.7500%    06/28/2002      298,465.49
                                                                              260,669.40      8.0000%    05/01/2012      300,244.41
                                                                              300,000.00      6.0000%    05/15/2003      301,079.82
                                                                              303,540.00      4.7500%    07/02/2002      306,186.09
                                                                              308,790.71      5.7500%    06/01/2009      308,624.20
                                                                              312,258.72      5.5000%    01/15/2008      311,711.84
                                                                              312,926.00      4.7500%    08/26/2002      313,465.61
                                                                              314,755.25      4.7500%    08/26/2002      315,298.01
                                                                              320,000.00      6.5000%    02/28/2003      319,494.41
                                                                              325,000.00      4.4000%    07/31/2002      324,943.99
                                                                              325,860.21      6.0000%    03/27/2005      326,544.32
                                                                              326,592.00      4.7500%    08/19/2002      327,456.82
                                                                              326,108.00      4.7500%    06/24/2002      329,381.11
                                                                              328,202.71      5.7500%    07/31/2002      330,370.28
                                                                              337,638.00      5.5000%    09/05/2002      338,159.26
                                                                              337,030.00      5.7500%    10/02/2004      338,583.70
                                                                              340,000.00      5.2500%    07/01/2002      341,809.58
CONFIDENTIAL                                                                  350,000.00      5.7500%    11/20/2002      350,493.44
                                                                              348,929.19      6.5000%    08/02/2002      351,086.77
This information has been omitted and filed separately with                   349,000.00      7.0000%    03/02/2002      353,641.69
the SEC.                                                                      360,894.60      5.0000%    09/02/2002      362,634.70
                                                                              365,000.00      4.7500%    06/28/2002      365,822.05
                                                                              371,308.00      4.7500%    08/12/2002      372,634.17
                                                                              376,593.74      4.4400%    07/22/2002      376,541.33
                                                                              375,000.00      5.5000%    06/28/2002      377,167.84
                                                                              387,522.00      5.5000%    09/05/2002      390,310.84
                                                                              391,853.60      4.7500%    07/01/2002      395,424.67
                                                                              400,000.00      6.0000%    07/01/2002      402,378.92
                                                                              415,656.80      4.7500%    08/09/2002      417,196.22
                                                                              411,948.00      5.5000%    08/20/2002      417,648.43
                                                                              421,161.60      4.7500%    07/19/2002      423,888.37
                                                                              422,469.00      4.7500%    08/05/2002      424,256.61
                                                                              427,044.10      5.2500%    11/01/2027      428,943.28
                                                                              426,224.00      5.5000%    09/05/2002      429,747.19
                                                                              440,000.00      4.3788%    07/31/2002      439,916.41
                                                                              450,000.00      5.2500%    04/18/2003      449,254.33
                                                                              453,000.00      5.2500%    10/01/2003      453,179.47
                                                                              463,818.85      5.7500%    03/27/2003      464,547.80
                                                                              462,971.00      5.5000%    09/05/2002      465,666.24
                                                                              470,000.00      5.7500%    07/31/2002      472,569.44
                                                                              470,640.00      4.7500%    06/24/2002      475,301.67
                                                                              483,115.42      5.7500%    04/01/2003      485,551.55
                                                                              491,449.00      5.5000%    09/05/2002      493,258.87
                                                                              495,000.00      6.0000%    06/01/2003      497,936.70
                                                                              500,000.00      4.8500%    08/03/2002      500,093.15
                                                                              500,000.00      4.7500%    10/22/2002      500,928.17
                                                                              500,000.00      5.7500%    05/01/2003      502,150.72
                                                                              504,127.84      5.2500%    10/26/2004      504,925.45
                                                                              501,060.00      4.7500%    07/08/2002      505,163.51
                                                                              502,631.46      7.9100%    07/01/2003      508,743.69
                                                                              504,206.00      4.7500%    06/24/2002      509,133.61

                                                                               LOAN           INTEREST
                   CUSTOMER NAME                                             BALANCE            RATE       MATURITY     FAIR VALUE
--------------------------------------------------------------        ---------------------  ----------- ------------  -------------
CATHAY SECURITIES FUND, INC.

                                                                              515,724.00      5.5000%    09/05/2002      517,071.73
                                                                              522,690.76      6.7500%    08/20/2007      520,065.75
                                                                              542,496.00      4.7500%    08/26/2002      543,359.90
                                                                              548,280.00      5.5000%    02/01/2003      550,023.33
                                                                              550,000.00      6.0000%    05/15/2003      550,638.26
                                                                              600,000.00      3.1000%    07/01/2003      584,925.35
                                                                              595,000.00      5.7500%    08/28/2002      595,840.08
                                                                              600,000.00      5.7500%    05/22/2003      601,465.27
                                                                              600,000.00      5.7500%    04/01/2003      602,272.41
                                                                              600,000.00      5.0000%    07/01/2002      603,068.37
                                                                              655,066.54      5.7500%    04/30/2003      656,938.03
                                                                              655,736.66      6.2500%    11/20/2003      657,611.93
                                                                              658,000.00      4.4000%    07/31/2002      657,886.60
                                                                              657,511.02      6.0000%    07/29/2002      661,770.62
                                                                              658,724.00      5.5000%    10/31/2002      662,519.31
                                                                              663,000.00      6.0000%    08/31/2002      663,738.55
CONFIDENTIAL                                                                  669,148.88      6.2500%    03/31/2003      665,580.55
                                                                              700,423.00      5.5000%    08/22/2002      708,352.93
This information has been omitted and filed separately with                   707,263.13      5.7500%    01/05/2006      710,905.37
the SEC.                                                                      745,000.00      4.3100%    12/16/2002      740,431.46
                                                                              800,000.00      5.5000%    07/31/2002      787,309.06
                                                                              800,000.00      6.0000%    07/29/2002      805,012.85
                                                                              808,134.08      5.7500%    11/20/2006      807,994.17
                                                                              824,000.00      5.2500%    11/30/2002      828,840.52
                                                                              846,121.69      6.2500%    11/01/2002      850,205.00
                                                                              880,000.00      5.7500%    03/01/2003      884,206.47
                                                                              900,000.00      5.7500%    09/01/2002      901,999.19
                                                                              930,000.00      5.7500%    05/01/2003      935,397.16
                                                                              938,682.50      8.7700%    11/22/2003      975,336.36
                                                                              993,727.00      3.7000%    03/20/2003      979,753.03
                                                                            1,000,000.00      5.0000%    09/30/2002    1,002,877.17
                                                                            1,000,000.00      5.7500%    10/17/2002    1,003,183.40
                                                                            1,200,000.00      5.2500%    02/28/2003    1,036,539.83
                                                                            1,050,241.55      5.5000%    07/22/2003    1,054,590.54
                                                                            1,050,000.00      5.5000%    10/30/2002    1,055,614.12
                                                                            1,050,000.00      5.7500%    04/01/2003    1,055,765.96
                                                                            1,100,000.00      4.7500%    08/10/2002    1,104,089.94
                                                                            1,160,000.00      5.0000%    07/25/2002    1,162,046.47
                                                                            1,170,252.20      5.5000%    10/31/2002    1,176,523.71
                                                                            1,142,829.56      9.5400%    06/01/2003    1,181,805.83
                                                                            1,200,000.00      6.0000%    04/08/2005    1,201,598.36
                                                                            1,195,428.36      5.7500%    07/31/2002    1,202,282.52
                                                                            1,199,525.52      5.0000%    06/30/2002    1,205,278.22
                                                                            1,213,000.00      5.5000%    09/05/2002    1,217,663.96
                                                                            1,250,000.00      2.9500%    10/01/2002    1,242,499.51
                                                                            1,280,972.39      5.1250%    11/20/2004    1,284,188.88
                                                                            1,300,000.00      4.7500%    10/01/2002    1,306,377.30
                                                                            1,289,197.11      9.1700%    08/23/2003    1,337,968.19
                                                                            1,380,000.00      5.5000%    06/30/2002    1,386,722.46
                                                                            1,383,878.33      5.2500%    11/01/2002    1,390,482.87
                                                                            1,479,189.62      5.2500%    12/01/2002    1,485,400.10
                                                                            1,500,000.00      3.6525%    06/28/2002    1,501,399.09

                                                                               LOAN           INTEREST
                   CUSTOMER NAME                                             BALANCE            RATE      MATURITY     FAIR VALUE
--------------------------------------------------------------        ---------------------  ----------- ---------- ---------------
CATHAY SECURITIES FUND, INC.

                                                                            1,511,340.05      6.7500%    08/20/2017     1,504,686.20
                                                                            1,442,683.73      7.7500%    01/01/2007     1,547,036.31
                                                                            1,603,461.96      5.2500%    12/20/2003     1,614,843.78
                                                                            1,696,406.46      5.0000%    11/30/2002     1,700,728.05
                                                                            1,546,827.85      8.0000%    04/20/2012     1,774,984.12
                                                                            1,811,608.42      4.7500%    10/18/2002     1,815,927.51
                                                                            1,900,000.00      5.0000%    08/30/2002     1,910,216.63
                                                                            1,986,666.66      4.5000%    04/05/2012     1,991,588.35
                                                                            1,997,380.64      5.2500%    04/01/2003     2,006,191.73
                                                                            2,050,000.00      4.7500%    12/30/2002     2,052,917.92
                                                                            2,272,272.58      5.7500%    07/28/2002     2,286,260.35
                                                                            2,350,040.00      5.2500%    03/30/2003     2,363,069.82
                                                                            2,500,000.00      2.6500%    10/01/2002     2,483,178.23
                                                                            2,550,000.00      5.2500%    01/27/2003     2,564,723.26
                                                                            2,660,000.00      5.7500%    05/31/2003     2,681,894.06
                                                                            2,697,189.00      5.5000%    07/27/2002     2,701,392.29
                                                                            2,750,000.00      6.0000%    05/31/2003     2,756,178.68
                                                                            2,750,000.00      5.1250%    05/01/2003     2,764,349.84
                                                                            2,777,280.36      5.5000%    07/15/2002     2,786,902.06
                                                                            2,927,256.67      5.2500%    03/30/2007     2,939,014.67
                                                                            2,998,799.61      6.2500%    03/31/2003     3,015,694.20
                                                                            3,220,000.00      5.0000%    03/27/2005     3,237,092.93
                                                                            3,224,722.91      4.7500%    12/15/2006     3,254,955.00
                                                                            3,620,000.00      5.2500%    09/01/2002     3,640,405.64
                                                                            3,750,000.00      3.6000%    07/03/2002     3,753,497.74
                                                                            3,806,925.08      4.7500%    01/20/2009     3,816,054.26
                                                                            3,888,872.66      4.7500%    12/15/2006     3,900,802.87
                                                                            3,988,569.52      5.0000%    07/13/2002     4,003,373.07
                                                                            4,000,000.00      6.2500%    07/31/2002     4,025,258.69
                                                                            4,921,000.00      3.3000%    06/17/2003     4,807,003.97
                                                                            4,944,808.92      5.0000%    06/30/2002     4,970,421.00
                                                                            5,000,000.00      5.0000%    09/30/2003     5,017,885.87
                                                                            5,100,000.00      4.5250%    05/30/2003     5,126,621.19
                                                                            5,143,215.15      4.5000%    05/01/2003     5,160,179.66
                                                                            5,304,600.00      4.2500%    09/30/2002     5,326,578.02
                                                                            5,539,750.00      5.0000%    12/01/2004     5,568,127.26
CONFIDENTIAL                                                                5,615,300.00      3.3500%    11/05/2002     5,576,134.26
                                                                            5,866,256.43      3.7500%    10/01/2002     5,889,884.08
This information has been omitted and filed separately with                 6,400,000.00      5.0000%    03/27/2004     6,433,130.96
the SEC.                                                                    7,000,000.00      4.5250%    05/30/2003     7,033,595.88
                                                                            9,500,000.00      4.7500%    07/10/2002     9,535,322.14
                                                                           10,000,000.00      2.8500%    09/15/2002     9,937,665.42
                                                                           10,500,000.00      3.4750%    07/08/2002    10,509,793.66
                                                                           10,600,000.00      3.6563%    07/01/2002    10,609,886.94
                                                                           13,089,893.00      5.0000%    11/30/2002    13,146,305.71
                                                                    ---------------------                           ----------------
TOTAL COMMERCIAL LOAN ( 22.14%) (COST $286,541,989.55)                  $ 286,383,980.23                            $ 287,165,973.58

RESIDENTIAL MORTGAGE LOAN

CONFIDENTIAL                                                                     $ 23.91      6.3750%    11/01/2008          $ 24.06
                                                                                1,434.69     10.0000%    09/01/2002         1,444.07

                                                                               LOAN           INTEREST
                   CUSTOMER NAME                                             BALANCE            RATE       MATURITY     FAIR VALUE
--------------------------------------------------------------        ---------------------  ----------- ------------  -------------
CATHAY SECURITIES FUND, INC.

                                                                                6,161.26      6.3750%    12/01/2013     2,359.36
CONFIDENTIAL                                                                    3,426.02      6.8750%    05/01/2008     2,494.73
                                                                                3,003.69     10.6250%    09/01/2002     3,025.90
This information has been omitted and filed separately with                     4,548.37     10.2500%    09/01/2004     4,761.05
the SEC.                                                                       10,027.77      7.2500%    12/01/2011     4,973.39
                                                                               14,370.60      7.8750%    07/01/2011     6,443.29
                                                                                8,061.97      7.7500%    10/01/2011     8,128.70
                                                                                8,193.20      7.5000%    06/01/2003     8,269.60
                                                                               10,994.10      7.0000%    04/01/2008     8,978.44
                                                                               10,887.64      4.9940%    09/01/2008    10,943.32
                                                                               10,952.62      8.2500%    04/01/2004    11,207.54
                                                                               11,850.43      6.8750%    04/01/2009    11,680.99
                                                                               11,763.16      6.3750%    11/01/2008    11,732.90
                                                                               12,582.59      5.2500%    05/19/2007    12,616.59
                                                                               13,000.00      5.2440%    08/01/2024    13,069.68
                                                                               14,405.73      9.2500%    07/01/2006    15,288.92
                                                                               14,771.40     10.1250%    11/01/2005    15,775.63
                                                                               13,405.74      8.3750%    01/01/2026    16,338.24
                                                                               16,588.72      7.5000%    06/01/2003    16,708.20
                                                                               16,905.47      7.5000%    09/01/2003    17,100.48
                                                                               17,107.24      5.7500%    04/01/2014    17,205.50
                                                                               17,240.39      6.8750%    06/01/2008    17,631.53
                                                                               17,623.14      7.6250%    11/01/2007    17,673.23
                                                                               17,131.23      8.7500%    11/01/2006    19,127.01
                                                                               23,657.18      6.3750%    11/01/2008    19,149.51
                                                                               19,659.88      6.3750%    11/01/2008    19,422.68
                                                                               17,391.77      7.3750%    11/01/2025    19,557.02
                                                                               16,964.22      7.8750%    03/01/2014    19,621.22
                                                                               16,964.22      7.8750%    03/01/2014    19,621.22
                                                                               19,712.74      5.5000%    01/01/2025    19,733.36
                                                                               19,062.92      8.2500%    02/01/2007    20,089.07
                                                                               21,062.44      7.7500%    09/01/2003    21,218.53
                                                                               21,605.55      6.7500%    02/01/2009    21,445.82
                                                                               22,595.21      7.1250%    10/01/2010    21,948.19
                                                                               22,405.32      6.2500%    04/09/2012    22,952.29
                                                                               21,263.66      7.5000%    10/01/2013    23,062.64
                                                                               21,101.91      7.8750%    11/01/2014    23,274.32
                                                                               21,633.28      6.8750%    12/01/2013    23,719.87
                                                                               27,129.79      7.5000%    09/01/2011    24,521.63
                                                                               23,732.78      6.6250%    07/01/2023    24,827.40
                                                                               23,422.23      8.0000%    05/01/2009    25,117.63
                                                                               25,699.69      8.0000%    12/01/2007    25,448.02
                                                                               45,114.82      7.5000%    05/01/2023    25,790.99
                                                                               26,360.71      7.0000%    06/01/2008    27,058.84
                                                                               27,937.26      7.2500%    04/01/2007    28,132.66
                                                                               27,193.73     10.3750%    10/01/2004    28,678.20
                                                                               28,276.53      7.7500%    08/01/2011    29,504.88
                                                                               30,675.84      6.6250%    11/01/2008    31,209.33
                                                                               30,323.85      7.0000%    12/01/2010    31,262.02
                                                                               30,477.37      6.8750%    06/01/2008    31,420.35
                                                                               30,485.43      8.9750%    05/01/2006    31,990.70

                                                                               LOAN           INTEREST
                   CUSTOMER NAME                                             BALANCE            RATE       MATURITY     FAIR VALUE
--------------------------------------------------------------        ---------------------  ----------- ------------  -------------
CATHAY SECURITIES FUND, INC.

                                                                               32,482.74      5.7500%    07/01/2015    32,669.38
                                                                               26,956.79      8.3750%    02/01/2026    32,819.92
                                                                               31,657.46      6.7500%    05/01/2014    33,170.11
                                                                               33,219.47      7.0000%    07/01/2010    34,197.08
CONFIDENTIAL                                                                   33,697.35      6.2500%    12/01/2013    34,380.67
                                                                               33,286.58      6.6250%    09/01/2023    34,848.06
This information has been omitted and filed separately with                    33,033.36      7.2500%    11/01/2007    35,142.10
the SEC.                                                                       32,967.78     11.0000%    02/01/2005    35,218.70
                                                                               33,495.05      9.2500%    07/01/2006    35,772.36
                                                                               34,617.53      6.5000%    05/01/2014    35,804.97
                                                                               35,448.28      7.0000%    05/01/2008    36,433.16
                                                                               32,683.50      8.2500%    05/01/2007    36,504.01
                                                                               34,576.66      7.1250%    01/01/2011    36,573.81
                                                                               36,586.52      6.5000%    10/01/2007    36,578.63
                                                                               35,028.33      8.5000%    04/01/2007    37,158.16
                                                                               37,409.63      6.7500%    08/01/2008    38,312.57
                                                                               37,704.97      6.2500%    12/01/2013    38,464.61
                                                                               35,821.93      9.5000%    05/01/2007    38,728.15
                                                                               38,064.65      6.6250%    08/01/2023    39,225.46
                                                                               39,384.47      6.3750%    10/01/2008    39,595.56
                                                                               39,239.93      6.3750%    11/01/2008    39,668.01
                                                                               37,858.88      7.5000%    04/01/2011    39,998.92
                                                                               39,039.81      6.8750%    11/01/2013    40,190.77
                                                                               44,304.69      7.2500%    12/01/2011    40,643.96
                                                                               39,640.01      6.5000%    11/01/2008    40,836.97
                                                                               39,963.81      6.7500%    11/01/2012    41,692.17
                                                                               41,478.65      5.2500%    07/01/2007    41,699.63
                                                                               39,443.53     10.3750%    03/01/2005    41,912.14
                                                                               40,993.95      7.5000%    10/01/2007    41,939.79
                                                                               39,111.79      7.3750%    11/01/2013    42,202.40
                                                                               40,818.88      7.3750%    10/01/2007    42,241.54
                                                                               41,084.40      7.2500%    10/01/2007    42,331.80
                                                                               41,031.78      7.2500%    10/01/2007    42,340.22
                                                                               42,209.95      6.0000%    05/01/2018    42,461.21
                                                                               41,502.75      6.3750%    01/01/2014    42,694.77
                                                                               35,209.86      8.5000%    05/01/2024    42,958.50
                                                                               41,170.13      6.7500%    11/01/2013    43,067.45
                                                                               40,064.47      8.5000%    06/01/2009    43,428.51
                                                                               42,048.49      6.5000%    11/01/2013    43,439.24
                                                                               41,206.17      9.1250%    01/01/2007    44,037.73
                                                                               43,441.69      6.3750%    10/01/2013    44,590.24
                                                                               45,046.16      6.0000%    12/01/2013    44,849.79
                                                                               47,032.65      8.0000%    08/01/2011    44,892.77
                                                                               42,415.29      8.2500%    01/01/2026    45,358.66
                                                                               43,471.33      7.3750%    06/01/2011    45,629.39
                                                                               40,117.53      7.7500%    06/01/2023    45,737.52
                                                                               45,477.32      7.5000%    03/01/2009    45,805.29
                                                                               43,057.68      7.0000%    05/01/2008    45,812.44
                                                                               44,187.06      7.7500%    08/01/2008    46,507.74
                                                                               45,444.17      6.5000%    10/01/2008    46,818.19
                                                                               45,358.96      7.6250%    08/01/2007    47,138.92
                                                                               46,853.23      7.1250%    11/01/2007    47,502.82

                                                                               LOAN           INTEREST
                   CUSTOMER NAME                                             BALANCE            RATE       MATURITY     FAIR VALUE
--------------------------------------------------------------        ---------------------  ----------- ------------  -------------
CATHAY SECURITIES FUND, INC.

                                                                               45,198.41      6.8750%    01/01/2014    47,606.03
                                                                               48,144.43      5.5000%    02/01/2025    47,925.55
                                                                               44,896.98      8.2500%    08/01/2008    47,933.86
                                                                               42,648.12      7.3750%    04/01/2025    48,031.31
                                                                               48,024.35      4.9940%    12/01/2016    48,070.07
                                                                               47,451.93      6.7500%    12/01/2008    48,551.05
                                                                               47,310.46      6.3750%    04/01/2014    48,607.67
                                                                               48,354.25      7.7500%    08/01/2018    48,712.60
                                                                               46,474.73      7.3750%    04/01/2011    48,806.64
                                                                               46,474.73      7.3750%    04/01/2011    48,836.93
                                                                               48,263.60      6.3750%    11/01/2008    48,857.61
                                                                               48,791.63      6.2500%    04/01/2025    49,092.22
                                                                               47,582.60      7.3750%    10/01/2007    49,302.00
                                                                               49,019.90      6.0000%    02/01/2015    49,311.71
                                                                               44,142.18      8.3750%    03/01/2007    49,436.84
                                                                               42,325.57      8.0000%    12/01/2026    49,581.59
                                                                               46,816.99      7.0000%    05/01/2008    49,699.77
                                                                               49,501.56      5.7500%    06/01/2014    49,785.93
                                                                               46,604.79      7.2500%    05/01/2014    50,108.23
                                                                               49,833.61      6.5000%    04/01/2011    50,225.66
                                                                               48,118.46      6.6250%    08/01/2023    50,340.99
                                                                               48,974.14      9.0000%    10/01/2009    50,430.43
                                                                               48,951.57      7.2500%    11/01/2007    50,472.34
                                                                               48,249.16      6.6250%    07/01/2023    50,507.55
CONFIDENTIAL                                                                   45,052.35      8.0000%    12/01/2014    50,512.18
                                                                               48,460.18      8.3750%    05/01/2007    50,548.31
This information has been omitted and filed separately with                    50,697.18      6.0000%    02/01/2015    50,998.96
the SEC.                                                                       51,028.55      6.5000%    10/01/2007    51,073.95
                                                                               51,677.66      5.1190%    10/01/2009    51,319.44
                                                                               49,938.36      6.2500%    03/01/2014    51,346.41
                                                                               51,913.79      4.9940%    03/01/2018    52,167.20
                                                                               52,984.71      5.5000%    09/01/2008    52,926.09
                                                                               52,679.72      6.7500%    09/01/2010    53,466.14
                                                                               52,362.93      6.7500%    12/01/2008    53,655.47
                                                                               51,177.36      6.8750%    02/01/2014    53,904.33
                                                                               53,643.97      6.0000%    07/01/2014    53,963.29
                                                                               52,005.57      7.5000%    09/01/2007    54,038.33
                                                                               49,584.49      8.2500%    07/01/2006    54,182.82
                                                                               54,003.90      6.5000%    11/01/2014    54,348.15
                                                                               53,080.66      7.0000%    05/01/2008    54,627.82
                                                                               53,745.72      6.2500%    11/01/2013    54,829.01
                                                                               50,586.65      9.7500%    03/01/2007    54,993.93
                                                                               52,662.01      6.6250%    09/01/2023    55,092.07
                                                                               51,263.86      7.3750%    01/01/2014    55,342.16
                                                                               54,240.53      6.8750%    09/01/2008    55,661.45
                                                                               55,472.28      6.3750%    10/01/2013    56,038.62
                                                                               55,188.17      6.2500%    12/01/2013    56,113.88
                                                                               54,684.65      7.1250%    10/01/2010    56,588.77
                                                                               53,419.21      7.8750%    05/01/2010    57,075.03
                                                                               44,717.81      8.8750%    11/01/2026    57,077.75
                                                                               56,917.70      6.7500%    01/01/2014    57,890.24
                                                                               57,782.10      4.9940%    01/01/2018    58,026.32

                                                                          LOAN          INTEREST
                        CUSTOMER NAME                                    BALANCE          RATE       MATURITY      FAIR VALUE
-----------------------------------------------------------------   ----------------    --------    ----------  ----------------
CATHAY SECURITIES FUND, INC.
                                                                           56,764.75     6.8750%    06/01/2008         58,081.13
                                                                           56,990.24     6.5000%    03/01/2009         58,182.06
                                                                           57,369.01     7.0000%    04/01/2008         58,751.57
                                                                           59,657.14     5.2440%    12/01/2023         59,135.98
                                                                           47,057.80     8.7500%    06/01/2026         59,257.38
                                                                           56,305.60     8.2500%    05/01/2007         59,424.70
                                                                           59,174.01     4.9940%    01/01/2017         59,476.63
                                                                           59,317.05     6.3750%    10/01/2008         59,997.41
                                                                           59,988.36     4.9940%    12/01/2017         60,295.15
                                                                           58,576.51     6.5000%    10/01/2013         60,501.81
                                                                           58,905.20     7.0000%    05/01/2008         60,532.16
                                                                           60,289.72     4.9940%    08/01/2017         60,598.06
                                                                           58,947.20     6.8750%    01/01/2014         61,862.95
                                                                           60,295.40     7.0000%    06/01/2008         62,090.77
                                                                           62,488.52     5.5000%    05/01/2009         62,381.06
                                                                           58,239.93     7.0000%    04/01/2026         63,148.21
                                                                           59,996.58     6.8750%    02/01/2014         63,213.66
                                                                           60,045.57     7.2500%    12/01/2011         63,371.10
                                                                           64,263.61     5.1190%    06/01/2023         63,810.48
                                                                           63,622.11     4.9940%    07/01/2017         63,947.48
                                                                           54,599.56     8.3750%    10/01/2010         64,625.77
                                                                           63,279.82     6.6250%    04/01/2011         64,683.86
                                                                           59,132.17     7.1250%    03/01/2026         64,719.60
                                                                           65,003.05     5.5000%    04/01/2009         64,765.74
                                                                           60,653.95     8.2500%    04/01/2009         65,022.14
                                                                           65,183.44     6.2500%    11/01/2013         65,715.67
                                                                           65,826.02     5.2500%    04/01/2016         66,176.71
                                                                           66,424.32     6.5000%    09/01/2014         66,847.39
                                                                           66,839.78     6.0000%    12/01/2013         67,329.76
                                                                           61,969.39     7.0000%    12/01/2010         67,344.23
                                                                           65,843.69     6.8750%    08/01/2008         67,558.81
                                                                           67,260.63     6.5000%    12/01/2014         67,689.03
                                                                           63,686.19     8.2500%    04/01/2009         68,221.23
                                                                           60,389.42     7.8750%    04/01/2024         68,537.48
                                                                           63,660.74     7.5000%    05/01/2026         68,696.92
                                                                           66,648.59     7.1250%    07/01/2010         69,157.87
                                                                           69,281.49     6.0000%    10/01/2007         69,346.93
                                                                           68,858.79     6.0000%    12/01/2013         69,366.33
                                                                           68,009.00     6.6250%    02/01/2009         69,416.86
                                                                           63,443.31     8.0000%    03/01/2009         69,870.30
                                                                           68,200.90     6.5000%    02/01/2014         69,959.05
                                                                           68,904.22     6.8750%    06/01/2008         70,234.01
                                                                           61,013.61     7.7500%    04/01/2024         70,271.59
                                                                           69,895.76     6.2500%    01/01/2014         70,426.46
CONFIDENTIAL                                                               66,754.71     6.3750%    11/01/2013         70,662.94
                                                                           68,302.94     7.1250%    05/01/2014         71,249.53
This information has been omitted and filed separately with                71,375.84     5.5000%    05/01/2009         71,254.69
the SEC.                                                                   69,853.12     6.7500%    08/01/2010         71,355.86
                                                                           68,462.90     6.7500%    02/01/2014         71,421.37
                                                                           68,985.78     7.2500%    07/01/2008         71,475.15
                                                                           68,863.81     7.2500%    11/01/2010         71,986.99
                                                                           64,707.84     7.2500%    04/01/2029         72,104.11

                                                                          LOAN          INTEREST
                        CUSTOMER NAME                                    BALANCE          RATE       MATURITY      FAIR VALUE
-----------------------------------------------------------------   ----------------    --------    ----------  ----------------
CATHAY SECURITIES FUND, INC.

                                                                           70,893.36     6.2500%    11/01/2013         72,217.28
                                                                           71,883.44     4.9940%    03/01/2018         72,251.06
                                                                           53,827.64     9.7500%    04/01/2025         72,776.66
                                                                           72,825.90     6.5000%    02/01/2008         73,289.74
                                                                           66,484.64     7.7500%    02/01/2008         73,395.62
                                                                           64,758.27     7.3750%    03/01/2014         73,690.17
                                                                           72,053.28     6.3750%    02/01/2014         73,851.91
                                                                           64,693.02     7.7500%    11/01/2010         74,350.62
                                                                           69,709.01     7.1250%    05/01/2014         74,468.54
                                                                           70,574.83     6.8750%    11/01/2023         74,562.20
                                                                           74,155.10     6.5000%    12/01/2024         74,627.40
CONFIDENTIAL                                                               68,735.22     6.8750%    03/01/2014         75,229.63
                                                                           71,977.36     7.3750%    05/01/2011         75,939.41
This information has been omitted and filed separately with                69,716.62     8.3750%    06/01/2011         76,448.74
the SEC.                                                                   71,351.97     7.0000%    12/01/2016         76,530.92
                                                                           72,112.39     6.7500%    02/01/2029         76,684.49
                                                                           76,535.55     6.0000%    11/01/2016         76,702.16
                                                                           74,814.88     7.0000%    04/01/2008         76,721.90
                                                                           76,653.88     6.8750%    04/01/2025         77,166.05
                                                                           76,943.81     4.9940%    11/01/2017         77,337.31
                                                                           73,549.58     6.8750%    04/01/2011         77,644.49
                                                                           77,433.20     6.3750%    11/01/2008         78,239.45
                                                                           74,877.16     6.3750%    12/01/2013         78,474.72
                                                                           73,348.99     7.1250%    11/01/2010         78,505.42
                                                                           72,163.83     8.0000%    02/01/2009         79,251.00
                                                                           77,751.16     6.8750%    05/01/2008         79,796.79
                                                                           69,544.24     8.3750%    06/01/2015         79,906.51
                                                                           72,276.70     8.7500%    04/01/2008         81,382.51
                                                                           80,909.09     7.7500%    06/01/2018         81,508.70
                                                                           78,702.97     6.6250%    06/01/2008         81,565.34
                                                                           80,485.52     6.8750%    09/01/2008         82,296.59
                                                                           79,751.62     7.2500%    10/01/2007         82,501.26
                                                                           82,451.16     4.9940%    01/01/2018         82,530.20
                                                                           75,921.76     8.3750%    10/01/2010         82,728.92
                                                                           80,623.63     7.1250%    05/01/2008         83,060.72
                                                                           77,614.47     7.3750%    02/01/2014         83,868.14
                                                                           74,110.50     7.7500%    10/01/2025         84,111.82
                                                                           77,907.77     6.8750%    12/01/2016         84,377.81
                                                                           84,381.61     4.9940%    02/01/2018         84,813.15
                                                                           81,239.74     7.3750%    04/01/2009         84,867.17
                                                                           76,965.18     7.1250%    03/01/2027         85,010.85
                                                                           84,714.09     4.9940%    03/01/2018         85,012.00
                                                                           83,172.64     6.6250%    04/01/2011         85,237.38
                                                                           83,652.99     6.7500%    09/01/2010         85,470.62
                                                                           81,767.68     7.7500%    10/01/2008         86,045.58
                                                                           86,382.14     5.2500%    06/01/2007         86,265.07
                                                                           84,672.17     6.6250%    02/01/2009         86,314.54
                                                                           81,138.11     8.2500%    04/01/2009         86,864.80
                                                                           82,173.13     7.5000%    01/01/2011         86,957.73
                                                                           86,528.83     6.3750%    10/01/2008         87,670.62
                                                                           79,305.37     7.1250%    10/01/2027         87,713.82
                                                                           87,268.63     6.8750%    04/01/2025         87,851.73

                                                                          LOAN          INTEREST
                        CUSTOMER NAME                                    BALANCE          RATE       MATURITY      FAIR VALUE
-----------------------------------------------------------------   ----------------    --------    ----------  ----------------
CATHAY SECURITIES FUND, INC.
                                                                           85,433.47     7.0000%    06/01/2008         87,959.46
                                                                          133,456.66     8.8750%    06/01/2015         88,002.32
                                                                           87,000.00     6.5000%    03/01/2008         88,119.94
                                                                           88,147.42     5.2440%    11/01/2017         88,616.58
                                                                           85,046.97     7.2500%    08/01/2010         88,847.88
                                                                           89,450.36     5.2440%    02/01/2024         88,928.67
                                                                           84,504.80     6.8750%    11/01/2013         88,952.40
                                                                           85,706.94     6.3750%    02/01/2014         89,140.18
                                                                           89,233.96     6.8750%    03/01/2014         89,705.67
                                                                           81,150.61     7.1250%    08/01/2027         89,709.08
                                                                           87,358.57     7.0000%    04/01/2008         89,714.02
                                                                           82,824.09     8.3750%    10/01/2010         90,275.75
CONFIDENTIAL                                                               86,415.19     8.0000%    09/01/2007         90,698.47
                                                                           88,610.63     6.3750%    02/01/2014         90,775.04
This information has been omitted and filed separately with                85,870.08     6.7500%    03/01/2026         91,025.09
the SEC.                                                                   92,142.27     4.9940%    10/01/2008         92,614.15
                                                                           86,521.51     7.3750%    09/01/2007         93,488.51
                                                                           93,954.57     8.7500%    09/01/2003         94,729.15
                                                                           85,944.95     7.3750%    01/01/2026         94,756.49
                                                                           95,304.27     6.5000%    07/01/2022         94,797.70
                                                                           93,269.76     6.3750%    01/01/2014         95,781.56
                                                                           90,213.61     6.7500%    02/01/2029         95,817.39
                                                                           99,431.04     6.8750%    03/01/2014         96,679.88
                                                                           92,138.62     6.8750%    03/01/2014         97,108.21
                                                                           96,706.46     4.9940%    03/01/2018         97,201.03
                                                                           96,898.57     4.9940%    02/01/2018         97,394.13
                                                                           71,315.49     7.6250%    11/01/2025         98,845.25
                                                                           98,531.17     6.0000%    12/01/2013         99,498.07
                                                                           94,719.11     6.8750%    03/01/2014         99,813.12
                                                                           97,332.34     7.1250%    10/01/2007        100,148.86
                                                                           95,146.01     6.8750%    04/01/2014        100,293.58
                                                                           95,852.31     6.8750%    03/01/2014        100,434.80
                                                                           91,374.71     7.6250%    06/01/2015        100,631.14
                                                                           95,683.25     8.1250%    06/01/2007        100,898.38
                                                                          101,093.72     7.1250%    02/01/2025        101,790.40
                                                                           95,693.89     6.8750%    05/01/2017        102,012.54
                                                                           94,095.91     7.0000%    06/01/2024        102,066.68
                                                                           93,712.39     8.1250%    09/01/2011        102,270.90
                                                                           97,472.36     7.3750%    09/01/2010        102,272.27
                                                                          102,889.87     5.1190%    08/01/2023        102,344.96
                                                                          103,612.89     5.5000%    11/01/2024        103,076.74
                                                                           95,912.18     7.0000%    10/01/2028        103,575.91
                                                                          102,940.89     8.2500%    09/01/2020        103,746.66
                                                                           90,578.42     7.8750%    04/01/2024        103,968.76
                                                                          105,088.62     6.2500%    04/01/2022        104,238.28
                                                                           92,395.23     7.6250%    11/01/2025        104,391.66
                                                                           97,267.84     6.8750%    02/01/2029        104,669.30
                                                                          102,547.50     6.6250%    02/01/2009        104,707.54
                                                                           86,598.85     7.1250%    08/01/2025        105,088.65
                                                                           97,500.00     6.8750%    07/01/2017        105,486.61
                                                                          107,148.90     5.7500%    04/01/2009        106,643.09
                                                                          103,648.68     6.3750%    11/01/2008        106,675.50

                                                                          LOAN          INTEREST
                        CUSTOMER NAME                                    BALANCE          RATE       MATURITY      FAIR VALUE
-----------------------------------------------------------------   ----------------    --------    ----------  ----------------
CATHAY SECURITIES FUND, INC.

                                                                          103,331.54     6.8750%    03/01/2014        108,841.50
                                                                          108,459.00     6.0000%    06/01/2018        109,104.61
                                                                          103,949.19     6.8750%    11/01/2013        109,344.35
                                                                          110,294.80     7.0000%    06/01/2025        109,355.37
                                                                          109,166.42     6.0000%    12/01/2013        109,560.09
                                                                          109,079.90     4.9940%    04/01/2018        109,637.75
                                                                          104,694.78     7.3750%    11/01/2011        111,352.48
                                                                          110,672.13     6.3750%    11/01/2024        111,365.52
                                                                           92,964.44     6.8750%    12/01/2028        112,256.91
                                                                          104,668.66     7.0000%    05/01/2017        112,447.71
                                                                           99,906.25     8.0000%    06/01/2015        112,495.20
                                                                          106,384.53     6.7500%    11/01/2028        112,689.30
                                                                          102,512.84     7.1250%    10/01/2027        112,947.06
                                                                          113,663.33     5.1190%    01/01/2009        113,255.81
                                                                          110,719.67     6.8750%    04/01/2009        114,020.85
                                                                          108,569.25     6.7500%    02/01/2017        114,754.49
                                                                          122,694.31     6.7500%    05/01/2017        114,788.72
                                                                          114,106.69     6.7500%    06/01/2026        114,857.23
                                                                          113,163.60     6.2500%    11/01/2013        115,105.13
                                                                          112,023.41     6.5000%    05/01/2014        115,729.90
                                                                          110,971.50     6.8750%    01/01/2014        116,882.04
                                                                          108,090.74     7.1250%    03/01/2029        118,835.50
                                                                          108,813.43     7.2500%    11/01/2023        119,284.31
                                                                          116,960.04     6.3750%    10/01/2013        119,792.10
                                                                          109,158.43     7.5000%    07/01/2023        121,124.46
                                                                          116,811.24     7.3750%    06/01/2010        122,332.23
                                                                          114,494.56     7.0000%    04/01/2016        122,482.94
                                                                          118,095.53     6.7500%    06/01/2008        123,092.13
                                                                           95,602.07     8.2500%    07/12/2019        124,951.75
                                                                          118,796.41     6.8750%    03/01/2014        125,053.04
                                                                          118,455.18     6.8750%    02/01/2017        125,786.60
                                                                          122,927.46     6.3750%    04/01/2014        126,753.36
CONFIDENTIAL                                                              125,960.81     6.0000%    12/01/2013        126,861.87
                                                                          127,302.25     5.1190%    01/01/2009        126,882.52
This information has been omitted and filed separately with               119,735.63     6.7500%    12/01/2028        126,923.43
the SEC.                                                                   92,031.63     8.3750%    07/01/2015        127,061.91
                                                                          127,302.25     5.1190%    01/01/2009        127,172.77
                                                                          121,108.30     6.8750%    04/01/2014        127,518.52
                                                                          115,340.90     7.1250%    10/01/2027        127,567.69
                                                                          123,060.16     6.6250%    05/01/2014        127,700.70
                                                                          125,214.18     6.8750%    04/01/2014        128,259.96
                                                                          118,000.00     6.8750%    07/01/2017        128,548.47
                                                                          117,210.12     7.6250%    01/01/2015        128,563.18
                                                                          121,417.29     6.8750%    02/01/2017        128,943.21
                                                                          117,415.92     7.5000%    11/01/2016        129,349.32
                                                                          111,050.24     6.7500%    03/01/2029        129,750.93
                                                                          126,565.47     6.3750%    12/01/2013        129,925.83
                                                                          110,411.91     8.2500%    06/01/2025        130,380.52
                                                                          123,679.32     6.8750%    04/01/2014        130,391.21
                                                                          129,945.36     5.5000%    09/01/2024        130,664.86
                                                                          125,735.22     7.7500%    11/01/2006        133,208.95
                                                                          124,209.03     7.0000%    04/01/2017        133,397.34

                                                                          LOAN          INTEREST
                        CUSTOMER NAME                                    BALANCE          RATE       MATURITY      FAIR VALUE
-----------------------------------------------------------------   ----------------    --------    ----------  ----------------
CATHAY SECURITIES FUND, INC.
                                                                          126,733.24     6.8750%    12/01/2013        133,402.27
                                                                          125,528.46     6.8750%    04/01/2029        133,479.09
                                                                          119,716.50     7.8750%    05/01/2015        133,566.68
                                                                          134,403.73     6.0000%    12/01/2013        135,394.75
                                                                          124,500.00     6.7500%    07/01/2017        135,877.84
                                                                          118,924.05     8.5000%    02/01/2015        136,293.40
                                                                          134,238.11     6.3750%    03/01/2006        136,387.95
                                                                          115,340.48     7.8750%    04/01/2017        136,388.45
CONFIDENTIAL                                                              122,129.79     7.5000%    12/01/2025        136,749.50
                                                                          130,376.71     6.8750%    05/01/2014        136,786.41
This information has been omitted and filed separately with               132,486.17     6.6250%    03/01/2014        137,091.88
the SEC.                                                                  128,713.86     7.7500%    08/01/2008        139,043.79
                                                                          133,899.69     6.6250%    10/01/2013        139,104.34
                                                                          117,969.49     7.2500%    03/01/2017        139,469.02
                                                                          134,326.24     6.6250%    05/01/2014        139,792.05
                                                                          120,201.11     6.8750%    01/01/2029        140,284.64
                                                                          132,345.37     7.0000%    12/01/2022        140,846.41
                                                                          139,917.16     7.7500%    11/01/2018        140,954.06
                                                                          131,100.86     7.1250%    12/01/2023        141,306.89
                                                                          142,680.91     5.2440%    10/01/2024        141,973.10
                                                                          137,670.74     6.5000%    01/01/2017        143,260.87
                                                                          123,346.29     8.0000%    10/01/2025        143,619.21
                                                                          137,760.12     6.8750%    04/01/2014        144,930.23
                                                                          146,113.21     6.9750%    09/01/2006        146,709.17
                                                                          134,830.95     7.2500%    08/01/2023        146,961.51
                                                                          138,653.36     6.8750%    03/01/2017        147,147.28
                                                                          143,295.38     6.3750%    06/01/2016        147,184.13
                                                                          129,588.85     7.0000%    04/01/2014        147,307.42
                                                                          142,964.49     6.5000%    12/01/2013        147,693.36
                                                                          130,888.77     8.1250%    01/01/2015        147,903.39
                                                                          129,857.45     7.7500%    11/01/2025        148,510.77
                                                                          140,664.32     7.0000%    10/01/2013        148,787.51
                                                                          131,959.38     7.6250%    11/01/2025        148,840.07
                                                                          141,896.68     7.2500%    01/01/2011        148,853.89
                                                                          150,638.29     6.1250%    11/01/2013        152,228.41
                                                                          146,458.82     6.6250%    05/01/2014        152,370.28
                                                                          132,465.53     8.0000%    10/01/2022        152,380.05
                                                                          146,320.39     6.6250%    12/01/2016        152,707.77
                                                                          151,032.83     6.2500%    05/01/2014        153,562.87
                                                                          140,000.00     6.8750%    07/01/2017        154,402.37
                                                                          133,003.24     8.1250%    11/01/2022        154,469.13
                                                                          136,641.86     7.6250%    10/01/2013        154,665.38
                                                                          154,944.54     6.2500%    03/01/2025        154,726.51
                                                                          150,808.60     6.3750%    02/01/2014        154,840.24
                                                                          150,873.05     6.6250%    10/01/2013        156,606.61
                                                                          137,279.58     8.1250%    09/01/2016        157,146.57
                                                                          146,586.12     8.3750%    05/01/2015        157,534.69
                                                                          157,111.27     6.5000%    02/01/2008        158,111.94
                                                                          159,265.12     5.9500%    12/01/2025        158,566.09
                                                                          156,642.71     6.2500%    05/01/2014        158,746.34
                                                                          158,340.16     7.0000%    07/01/2007        158,891.49
                                                                          149,201.87     7.6250%    10/01/2011        159,895.46

                                                                          LOAN          INTEREST
                        CUSTOMER NAME                                    BALANCE          RATE       MATURITY      FAIR VALUE
-----------------------------------------------------------------   ----------------    --------    ----------  ----------------
CATHAY SECURITIES FUND, INC.
CONFIDENTIAL                                                              150,000.00     6.8750%    06/01/2009        160,288.31
                                                                          152,980.25     6.5000%    04/26/2012        160,324.57
This information has been omitted and filed separately with               145,467.90     7.3750%    01/01/2026        160,381.22
the SEC.                                                                  152,933.67     6.8750%    01/01/2014        160,738.11
                                                                          154,344.33     6.6250%    11/01/2028        161,290.59
                                                                          158,855.22     6.3750%    01/01/2014        161,964.39
                                                                          161,394.65     5.7500%    09/01/2022        162,321.73
                                                                          156,203.55     6.7500%    05/01/2014        162,860.18
                                                                          150,421.29     6.7500%    05/01/2014        163,224.70
                                                                          155,729.29     7.0000%    01/01/2009        163,570.49
                                                                          135,753.67     6.8750%    02/01/2029        164,720.84
                                                                          159,400.15     6.2500%    12/01/2013        166,015.19
                                                                          164,198.67     9.2500%    10/01/2019        166,051.02
                                                                          139,457.00     9.5000%    06/01/2009        166,693.56
                                                                          174,604.80     6.5000%    03/01/2014        167,769.39
                                                                          123,015.43     7.6250%    08/01/2025        168,694.72
                                                                          169,631.52     6.0000%    02/01/2014        168,854.01
                                                                          164,614.31     6.5000%    04/01/2014        169,775.84
                                                                          161,120.08     7.0000%    04/01/2014        170,565.61
                                                                          145,602.53     8.0000%    08/01/2024        171,304.94
                                                                          151,078.68     7.5000%    11/01/2029        172,054.40
                                                                          167,308.11     6.8750%    03/01/2006        172,612.51
                                                                          140,776.59     8.6250%    06/01/2015        172,832.02
                                                                          163,268.75     6.7500%    02/01/2029        172,842.98
                                                                          152,741.86     8.3750%    04/01/2011        175,451.54
                                                                          168,990.90     6.6250%    05/01/2014        175,650.47
                                                                          169,177.21     6.8750%    01/01/2014        177,581.36
                                                                          169,884.31     6.8750%    12/01/2013        178,445.96
                                                                          169,811.61     6.8750%    12/01/2013        178,804.72
                                                                          138,845.95    10.2500%    12/01/2019        181,771.65
                                                                          160,000.00     6.8750%    06/01/2017        182,828.69
                                                                          172,840.07     6.8750%    11/01/2023        182,956.34
                                                                          174,401.19     6.7500%    11/01/2028        185,297.94
                                                                          150,000.00     7.8750%    07/01/2017        186,829.02
                                                                          172,510.48     7.2500%    05/01/2016        186,840.93
                                                                          181,301.66     6.5000%    06/01/2016        187,468.86
                                                                          188,350.76     6.1250%    04/01/2027        188,826.37
                                                                          179,776.88     6.8750%    01/01/2014        188,861.84
                                                                          190,484.99     6.2500%    02/01/2014        193,264.59
                                                                          181,657.72     6.8750%    12/01/2016        193,373.55
                                                                          183,048.71     7.1250%    05/01/2014        195,036.99
                                                                          186,930.89     6.8750%    04/01/2014        196,077.47
                                                                          191,535.98     6.3750%    12/01/2013        196,364.12
                                                                          189,751.19     6.6250%    06/01/2009        197,385.15
                                                                          168,331.82     8.0000%    05/01/2016        198,889.06
                                                                          179,984.22     7.8750%    11/01/2014        200,158.34
                                                                          190,896.23     6.8750%    01/01/2014        200,308.70
                                                                          197,969.92     6.2500%    03/01/2017        201,981.03
                                                                          196,988.10     6.3750%    03/01/2014        202,096.31
                                                                          184,973.41     7.1250%    09/01/2027        203,650.08
                                                                          191,618.66     6.8750%    10/01/2028        205,081.20
                                                                          186,339.83     7.3750%    07/01/2025        205,124.93

                                                                          LOAN          INTEREST
                        CUSTOMER NAME                                    BALANCE          RATE       MATURITY      FAIR VALUE
-----------------------------------------------------------------   ----------------    --------    ----------  ----------------
CATHAY SECURITIES FUND, INC.
                                                                          190,066.22     7.0000%    01/01/2029        206,281.58
                                                                          196,994.91     6.8750%    03/01/2014        207,030.01
                                                                          187,600.84     7.3750%    12/01/2025        207,436.53
                                                                          182,473.85     8.5000%    04/01/2015        209,116.36
                                                                          188,786.87     8.5000%    09/01/2011        209,441.91
                                                                          182,000.00     6.8750%    06/01/2017        210,069.97
                                                                          162,233.65     8.3750%    06/01/2015        212,804.90
                                                                          205,687.90     6.6250%    05/01/2014        213,352.51
                                                                          214,849.76     5.2500%    06/01/2008        215,994.37
                                                                          206,111.76     6.6250%    11/01/2031        216,784.29
                                                                          206,513.90     7.0000%    05/01/2014        217,901.31
                                                                          210,244.00     6.6250%    04/01/2014        218,044.82
                                                                          206,683.85     7.0000%    04/01/2017        221,741.44
                                                                          222,974.60     5.2440%    10/01/2024        223,086.66
                                                                          212,571.96     6.8750%    02/01/2014        223,291.46
                                                                          215,764.95     6.6250%    01/01/2009        223,938.61
                                                                          211,210.68     6.8750%    12/01/2013        225,756.95
                                                                          216,336.72     6.6250%    01/01/2017        226,574.66
                                                                          215,262.26     6.8750%    03/01/2014        226,786.26
                                                                          214,660.94     7.1250%    05/01/2014        228,936.71
CONFIDENTIAL                                                              230,063.93     6.2500%    03/01/2007        231,481.32
                                                                          223,632.95     7.5000%    07/01/2008        232,188.53
This information has been omitted and filed separately with               216,529.47     6.8750%    02/01/2029        232,261.20
the SEC.                                                                  224,705.31     6.6250%    05/01/2009        233,524.00
                                                                          216,397.43     7.3750%    03/01/2017        235,738.91
                                                                          228,162.89     6.6250%    08/01/2015        235,806.87
                                                                          229,097.76     6.7500%    03/01/2009        239,401.74
                                                                          238,396.85     7.5000%    06/01/2021        240,040.44
                                                                          240,796.23     4.9940%    11/01/2017        242,027.70
                                                                          234,669.24     6.8750%    05/01/2014        247,234.45
                                                                          224,388.13     7.7500%    12/01/2014        247,970.02
                                                                          224,064.87     7.8750%    01/01/2015        248,244.35
                                                                          239,070.28     6.7500%    04/01/2009        250,175.35
                                                                          257,754.47     8.2500%    09/01/2020        259,772.04
                                                                          261,022.30     6.6250%    02/01/2014        268,066.14
                                                                          262,399.83     6.2500%    05/01/2016        268,123.50
                                                                          218,498.80     7.3750%    04/01/2017        269,373.66
                                                                          249,639.88     7.1250%    03/01/2024        269,514.26
                                                                          257,204.62     6.8750%    02/01/2014        270,073.13
                                                                          255,494.97     7.1250%    12/01/2013        271,491.48
                                                                          263,798.60     6.5000%    06/01/2016        272,457.59
                                                                          253,207.32     7.1250%    05/01/2017        273,673.05
                                                                          242,283.23     7.3750%    04/01/2031        273,836.66
                                                                          239,462.96     7.5000%    03/01/2017        274,361.34
                                                                          262,159.75     7.0000%    04/01/2016        278,850.13
                                                                          279,193.38     6.0000%    11/01/2007        280,278.27
                                                                          268,730.43     6.8750%    01/01/2014        282,558.30
                                                                          237,272.34     8.2500%    06/01/2030        284,694.24
                                                                          270,167.05     7.1250%    05/01/2014        287,606.06
                                                                          283,641.25     6.1250%    06/27/2015        289,501.90
                                                                          281,603.14     6.8750%    12/01/2013        290,587.18
                                                                          263,790.33     7.3750%    11/01/2013        293,897.34

                                                                          LOAN          INTEREST
                        CUSTOMER NAME                                    BALANCE          RATE       MATURITY      FAIR VALUE
-----------------------------------------------------------------   ----------------    --------    ----------  ----------------
CATHAY SECURITIES FUND, INC.
                                                                          267,436.21     7.7500%    02/01/2015        295,683.40
                                                                          282,315.26     6.8750%    12/01/2013        296,725.30
                                                                          291,038.05     6.5000%    05/01/2017        298,856.56
                                                                          273,159.71     7.8750%    02/01/2015        304,019.40
                                                                          292,136.29     6.7500%    02/01/2014        304,354.91
                                                                          305,435.06     5.5000%    06/01/2008        304,787.12
                                                                          267,771.37     8.1250%    10/01/2016        307,165.02
                                                                          310,539.96     5.5000%    08/01/2009        310,462.78
                                                                          302,603.20     6.6250%    06/01/2009        314,315.27
                                                                          307,482.40     6.5000%    12/01/2008        317,119.47
                                                                          314,585.57     6.3000%    01/01/2017        323,338.56
                                                                          322,903.65     6.5000%    07/24/2010        323,619.33
                                                                          286,377.97     8.0000%    03/01/2016        324,280.47
                                                                          313,755.40     6.6250%    04/01/2009        325,640.18
                                                                          301,683.83     7.2500%    01/01/2014        332,549.54
                                                                          318,804.86     7.3750%    03/01/2011        336,649.56
                                                                          305,709.70     6.8750%    04/01/2017        342,283.74
                                                                          309,615.78     7.3750%    04/01/2014        344,799.82
                                                                          340,500.73     6.3750%    10/01/2016        348,192.25
                                                                          336,453.98     6.8750%    12/01/2013        354,258.91
                                                                          356,928.09     5.5000%    08/01/2009        357,033.31
                                                                          335,432.26     7.2500%    05/01/2016        361,888.62
                                                                          346,404.87     6.8750%    10/01/2008        363,405.69
                                                                          352,571.53     6.6250%    05/01/2009        365,956.91
                                                                          349,750.37     6.8750%    04/01/2016        367,702.50
                                                                          335,917.16     7.0000%    03/01/2017        369,610.09
                                                                          324,507.88     7.6250%    03/01/2029        373,070.28
                                                                          355,324.16     6.7500%    02/01/2017        374,619.51
                                                                          355,596.60     7.0000%    10/01/2016        380,639.86
                                                                          369,505.84     6.5000%    05/01/2009        381,051.45
                                                                          373,518.77     6.6250%    03/01/2009        387,405.93
                                                                          376,228.31     6.5000%    03/01/2017        391,504.67
                                                                          391,738.11     6.1250%    12/01/2016        398,255.10
                                                                          359,436.64     7.2500%    04/01/2017        403,341.27
                                                                          389,496.90     6.8750%    04/01/2017        414,446.16
                                                                          438,313.06 *   7.7500%    11/01/2008        428,452.46
                                                                          412,622.14     6.8750%    02/01/2017        436,289.21
                                                                          396,688.04     7.2500%    12/01/2013        437,656.55
                                                                          421,220.79     6.6250%    03/01/2017        438,594.87
                                                                          434,144.21     6.6250%    05/01/2017        454,212.52
CONFIDENTIAL                                                              427,254.27     6.8750%    04/01/2017        454,550.42
                                                                          447,578.32     6.5000%    02/01/2009        461,021.53
This information has been omitted and filed separately with               454,195.94     7.0000%    05/01/2006        470,923.37
the SEC.                                                                  429,358.04     7.3750%    12/01/2028        482,562.08
                                                                          460,000.00     6.6250%    07/01/2017        489,771.20
                                                                          493,357.75     6.5000%    02/01/2017        512,465.16
                                                                          497,984.68     6.5000%    04/01/2009        513,720.65
                                                                          498,027.12     6.6250%    03/01/2009        516,884.25
                                                                          508,335.93     6.5000%    04/01/2014        524,273.79
                                                                          471,349.50     7.3750%    02/01/2032        532,522.04
                                                                          513,229.80     6.6250%    05/01/2014        532,736.38
                                                                          550,186.21     6.1250%    01/01/2017        558,155.06

                                                                          LOAN          INTEREST
                        CUSTOMER NAME                                    BALANCE          RATE       MATURITY      FAIR VALUE
-----------------------------------------------------------------   ----------------    --------    ----------  ----------------
CATHAY SECURITIES FUND, INC.
                                                                          562,096.53     7.0000%    04/01/2016        595,701.58
                                                                          564,939.97     7.0000%    04/01/2015        597,600.53
                                                                          600,000.00     6.3750%    07/01/2017        623,377.68
                                                                          618,108.91     6.8750%    05/01/2006        637,255.03
                                                                          583,486.85     7.0000%    05/01/2031        637,522.77
                                                                          621,816.10     6.7500%    05/01/2016        653,607.70
                                                                          633,212.17     6.8750%    02/01/2014        664,118.81
                                                                          590,253.65     6.8750%    03/01/2017        666,571.00
                                                                          650,000.00     6.3750%    07/01/2017        671,517.91
                                                                          643,682.06     6.7500%    03/01/2017        679,736.87
                                                                          627,651.97     7.3750%    02/01/2014        698,898.92
                                                                          676,410.61     7.1250%    10/01/2005        699,916.91
                                                                          682,743.33     6.5000%    05/01/2017        705,898.95
                                                                          692,546.17     6.7500%    06/01/2008        722,374.48
                                                                          633,362.24     6.8750%    03/01/2017        729,883.61
                                                                          700,000.00     6.8750%    07/01/2032        853,695.17
                                                                          870,802.22     7.2500%    05/01/2029        967,043.49
                                                                          938,679.78     6.8750%    05/01/2014        986,906.88
                                                                          935,551.43     7.2500%    04/01/2008        989,054.29
                                                                          993,468.59     6.6250%    04/01/2017      1,035,980.72
                                                                          982,333.00     7.0000%    02/01/2017      1,051,533.44
                                                                        1,099,962.66     6.3750%    06/01/2009      1,115,164.08
                                                                          980,412.17     8.2500%    02/01/2030      1,197,629.85
                                                                        1,395,704.76     7.5000%    12/01/2006      1,475,447.68
                                                                        1,581,993.14     7.0000%    05/01/2017      1,696,472.69
                                                                     ---------------                             ---------------
TOTAL RESIDENTIAL MORTGAGE LOAN (7.40%) (COST $90,241,169.04)        $ 90,464,602.62                             $ 96,044,884.18

COMMERCIAL MORTGAGE LOAN

CONFIDENTIAL                                                                $ 528.02     5.0000%    11/01/2003          $ 530.72
                                                                            2,467.32     7.1900%    05/01/2024          2,253.90
This information has been omitted and filed separately with                14,899.38     6.7500%    09/01/2002         14,977.04
the SEC.                                                                   17,668.83     7.0000%    04/01/2003         17,788.69
                                                                           18,024.63     8.7500%    11/15/2002         17,828.88
                                                                           20,264.97     6.7500%    09/01/2002         20,369.76
                                                                           21,611.76     7.0000%    08/01/2005         21,762.42
                                                                           25,412.82     6.5000%    07/01/2005         25,579.05
                                                                           31,719.20     6.5000%    04/01/2006         31,886.57
                                                                           34,623.25     7.0000%    09/01/2005         34,841.83
                                                                           38,307.83     5.2500%    04/01/2005         38,383.07
                                                                           38,658.02     7.0000%    09/01/2004         38,746.38
                                                                           47,316.15     6.5000%    04/01/2005         47,565.82
                                                                           48,133.53     6.5000%    09/01/2004         48,192.81
                                                                           48,317.19     6.5000%    11/20/2003         48,452.65
                                                                           61,393.39     6.5000%    04/01/2006         61,684.08
                                                                           64,270.35     6.5000%    09/20/2003         64,375.54
                                                                           78,279.08     7.3600%    07/01/2007         78,596.37
                                                                           85,821.73     7.5000%    07/01/2014         86,439.26
                                                                           87,848.07     5.7500%    01/08/2006         87,920.98
                                                                           98,827.58     6.5000%    04/01/2014         99,456.11
                                                                          101,038.48     6.5000%    07/01/2014        101,681.06

                                                                          LOAN          INTEREST
                        CUSTOMER NAME                                    BALANCE          RATE       MATURITY      FAIR VALUE
-----------------------------------------------------------------   ----------------    --------    ----------  ----------------
CATHAY SECURITIES FUND, INC.
                                                                          106,306.77     6.5000%    05/10/2005        106,810.12
                                                                          111,841.12     6.2500%    11/01/2005        110,818.09
                                                                          113,262.82     5.2500%    11/15/2011        113,666.95
                                                                          114,828.66     6.7500%    02/01/2003        114,455.45
                                                                          115,330.33     5.7500%    04/15/2008        115,641.73
                                                                          136,651.77     6.2500%    03/01/2005        136,561.05
                                                                          140,250.27     6.2500%    10/01/2003        140,345.71
                                                                          149,453.83     6.2500%    05/01/2012        150,217.52
CONFIDENTIAL                                                              151,329.16     5.2500%    03/01/2009        151,613.30
                                                                          158,769.83     6.2500%    04/01/2011        159,558.50
This information has been omitted and filed separately with               150,168.15     9.0000%    05/10/2006        160,838.64
the SEC.                                                                  162,854.52     6.7500%    12/01/2007        163,740.96
                                                                          164,289.07     7.0000%    07/01/2003        164,972.93
                                                                          163,238.03     9.2500%    01/15/2003        167,161.83
                                                                          170,301.25     7.0000%    07/01/2005        170,728.03
                                                                          171,776.86     6.5000%    09/01/2002        172,155.99
                                                                          177,591.27     6.2500%    12/01/2007        178,241.88
                                                                          179,035.48     5.7500%    12/01/2004        179,564.01
                                                                          183,805.60     5.5000%    10/20/2006        184,287.84
                                                                          187,140.88     6.0000%    06/20/2009        187,226.95
                                                                          191,506.55     5.7500%    10/20/2006        192,023.91
                                                                          191,144.07     7.7500%    04/01/2009        192,438.20
                                                                          192,442.13     6.5000%    06/01/2008        192,795.70
                                                                          198,339.83     5.2500%    05/01/2009        198,700.44
                                                                          205,465.04     5.7500%    11/01/2006        206,543.33
                                                                          207,792.87     6.7500%    11/01/2002        208,911.10
                                                                          212,210.00     5.2500%    05/20/2012        212,750.44
                                                                          212,388.06     6.2500%    09/01/2003        213,620.83
                                                                          218,540.93     5.7500%    11/20/2004        218,714.83
                                                                          220,166.41     6.2500%    11/01/2005        220,051.06
                                                                          220,088.50     7.0000%    04/25/2003        221,123.34
                                                                          226,904.57     7.7500%    04/01/2009        228,369.29
                                                                          230,953.73     5.3300%    06/01/2010        231,417.93
                                                                          236,299.31     6.2500%    08/20/2005        231,613.90
                                                                          242,386.73     7.0000%    12/01/2011        240,981.22
                                                                          243,053.07     6.2500%    12/01/2005        243,043.05
                                                                          243,037.93     6.2500%    07/01/2002        244,406.39
                                                                          246,242.03     6.7500%    07/01/2004        247,162.71
                                                                          246,208.99     7.0000%    06/20/2012        247,211.77
                                                                          247,516.02     6.2500%    07/01/2011        248,952.66
                                                                          249,122.30     7.0000%    11/05/2005        249,769.87
                                                                          250,000.00     5.7500%    11/15/2002        250,874.68
                                                                          252,246.86     5.5000%    04/20/2008        252,413.00
                                                                          251,933.67     7.0000%    07/01/2003        253,102.04
                                                                          251,837.96     7.0000%    06/01/2003        253,219.09
                                                                          253,810.50     5.2230%    04/01/2003        254,802.42
                                                                          259,595.66     8.7500%    11/01/2002        254,997.07
                                                                          267,475.18     8.7500%    07/01/2003        269,612.51
                                                                          274,585.77     8.7500%    11/20/2002        271,606.26
                                                                          271,401.61     5.5000%    06/21/2009        272,270.11
                                                                          261,453.81     9.0000%    11/01/2008        275,494.39
                                                                          278,514.40     5.2500%    02/01/2010        279,914.35

                                                                          LOAN          INTEREST
                        CUSTOMER NAME                                    BALANCE          RATE       MATURITY      FAIR VALUE
-----------------------------------------------------------------   ----------------    --------    ----------  ----------------
CATHAY SECURITIES FUND, INC.
                                                                          279,266.52     8.7500%    08/01/2009        280,814.82
                                                                          285,114.01     5.2500%    05/01/2009        285,632.39
                                                                          287,623.98     5.7500%    01/20/2007        286,868.15
                                                                          293,868.46     6.2500%    07/01/2002        295,523.13
                                                                          284,619.07     8.7600%    11/08/2006        296,007.52
                                                                          300,898.87     6.7500%    09/01/2006        301,393.85
                                                                          301,863.66     6.0000%    06/01/2008        303,422.87
                                                                          292,466.35     8.9800%    12/01/2006        306,861.36
                                                                          327,962.10     8.7500%    11/15/2002        324,400.23
                                                                          334,270.36     5.7500%    12/01/2009        335,315.19
                                                                          340,132.94     6.7500%    04/20/2012        335,952.27
                                                                          345,353.57     5.7500%    07/01/2004        346,509.54
                                                                          347,861.03     5.5000%    10/20/2004        348,773.71
                                                                          359,888.00     6.0000%    01/15/2003        360,438.29
                                                                          368,730.91     8.0000%    11/01/2008        371,373.00
                                                                          376,172.09     5.7500%    10/20/2006        376,823.03
                                                                          379,189.04     5.7500%    04/20/2005        378,507.00
                                                                          380,333.76     5.7500%    11/20/2004        380,487.30
                                                                          381,893.98     5.0000%    06/01/2006        382,167.25
                                                                          397,386.28     5.7500%    03/20/2010        396,302.45
                                                                          392,000.85     8.5000%    08/01/2009        396,555.18
                                                                          398,601.27     5.6530%    05/01/2007        400,857.25
                                                                          403,717.11     6.5000%    04/16/2005        403,995.22
                                                                          405,179.07     5.7500%    04/30/2003        408,174.63
                                                                          408,282.29     5.2500%    07/01/2009        410,334.51
                                                                          398,693.68     8.6600%    12/26/2003        410,821.12
                                                                          423,442.06     3.3900%    01/17/2003        419,423.67
                                                                          429,689.75     8.5000%    03/01/2009        431,514.89
CONFIDENTIAL                                                              439,531.24     8.5000%    03/01/2009        444,582.91
                                                                          452,012.78     8.7500%    11/20/2002        448,027.32
This information has been omitted and filed separately with               448,738.04     5.7500%    08/20/2004        448,119.98
the SEC.                                                                  443,281.78     8.7500%    12/01/2007        454,648.31
                                                                          460,596.06     7.7500%    04/01/2009        463,807.60
                                                                          465,169.73     5.7500%    08/20/2003        465,604.14
                                                                          477,080.79     5.5000%    03/20/2007        476,723.38
                                                                          475,104.93     6.7500%    03/01/2003        477,263.44
                                                                          499,200.32     5.2500%    04/20/2012        499,484.76
                                                                          500,412.81     8.5000%    02/01/2009        508,460.66
                                                                          525,421.68     6.5000%    04/20/2004        526,946.48
                                                                          537,453.88     5.2500%    02/20/2012        537,666.39
                                                                          551,438.72     8.5000%    04/01/2009        557,798.72
                                                                          564,162.95     6.2500%    03/20/2005        563,264.91
                                                                          560,754.68     6.5000%    08/02/2002        564,219.72
                                                                          572,589.74     5.7500%    03/20/2007        574,144.08
                                                                          554,866.24     8.5000%    10/15/2005        580,880.10
                                                                          587,372.54     5.7500%    03/20/2007        588,584.56
                                                                          611,019.94     6.8300%    10/01/2008        589,177.16
                                                                          590,965.65     5.0000%    12/20/2008        592,191.49
                                                                          608,078.44     8.5000%    09/01/2009        620,894.63
                                                                          619,845.66     5.7500%    09/01/2009        621,903.92
                                                                          628,546.81     5.7500%    05/20/2004        624,297.12
                                                                          627,891.09     6.2500%    10/01/2006        629,949.20

                                                                          LOAN          INTEREST
                        CUSTOMER NAME                                    BALANCE          RATE       MATURITY      FAIR VALUE
-----------------------------------------------------------------   ----------------    --------    ----------  ----------------
CATHAY SECURITIES FUND, INC.
                                                                          619,457.96     8.9600%    08/01/2003        633,939.64
                                                                          620,966.19     8.5400%    10/30/2004        637,231.01
                                                                          640,165.22     5.0000%    06/03/2003        641,109.07
                                                                          647,489.96     7.0000%    12/20/2002        647,823.37
                                                                          672,713.25     5.2500%    07/20/2002        674,426.86
                                                                          688,422.50     8.1000%    01/01/2009        700,284.59
                                                                          710,458.14     6.6250%    11/20/2009        710,994.61
                                                                          730,227.66     6.2500%    09/20/2002        731,902.95
                                                                          739,486.20     6.2500%    05/20/2008        739,549.45
                                                                          714,219.11     8.5000%    10/15/2005        747,577.25
                                                                          704,028.69     9.0000%    05/01/2008        747,763.22
                                                                          752,072.60     5.7500%    01/20/2011        750,920.18
                                                                          733,029.92     7.5000%    08/20/2006        751,837.69
                                                                          701,155.43     9.2050%    03/01/2007        761,363.06
                                                                          772,015.16     4.1250%    11/01/2007        774,213.05
                                                                          768,433.77     8.5000%    03/01/2009        777,677.23
                                                                          783,967.31     7.0000%    08/01/2006        781,249.88
                                                                          800,262.63     5.7500%    09/20/2006        801,134.18
                                                                          809,156.89     4.1250%    07/01/2006        818,398.24
                                                                          799,798.01     9.2700%    09/01/2006        824,831.32
                                                                          827,753.63     6.2500%    07/20/2009        830,115.10
                                                                          835,198.15     6.2500%    04/20/2003        831,916.46
                                                                          827,301.06     4.5000%    07/01/2007        837,572.13
                                                                          793,891.91     9.7500%    05/15/2007        846,543.41
                                                                          868,612.08     5.7500%    09/20/2006        869,494.47
                                                                          866,673.95     5.7500%    01/20/2007        871,398.79
                                                                        2,232,047.95     4.7500%    04/20/2009        896,555.69
                                                                          904,979.70     5.5000%    09/20/2009        906,733.67
                                                                          911,670.33     5.2500%    05/20/2009        913,992.63
                                                                          908,320.84     8.0000%    02/01/2009        919,514.26
                                                                          929,093.36     9.0000%    06/01/2009        942,620.34
                                                                          950,000.00     5.7500%    03/01/2004        948,595.65
                                                                          922,714.66     9.5000%    08/01/2003        951,919.74
                                                                          969,536.44     6.7500%    07/20/2002        977,926.78
                                                                        1,000,000.00     5.7500%    01/01/2003      1,001,741.75
                                                                        1,009,080.54     4.1250%    09/01/2005      1,015,165.13
                                                                        1,030,093.27     8.7500%    05/06/2005      1,032,060.85
                                                                        1,028,653.57     6.5000%    11/01/2007      1,034,824.16
                                                                        1,036,284.97     6.2500%    09/20/2006      1,035,800.29
                                                                        1,036,879.32     5.2500%    01/20/2007      1,039,519.93
                                                                        1,004,461.93     9.6400%    05/30/2004      1,056,057.80
                                                                        1,070,027.29     5.5000%    08/03/2002      1,075,551.12
                                                                        1,043,509.21     8.5000%    11/01/2008      1,087,783.76
                                                                        1,090,000.00     5.5000%    06/20/2009      1,088,787.77
                                                                        1,091,428.97     5.0000%    03/20/2009      1,094,127.93
                                                                        1,120,000.00     5.7500%    02/01/2003      1,125,905.98
                                                                        1,125,642.24     4.1250%    07/01/2006      1,138,501.19
                                                                        1,178,114.94     5.5000%    03/20/2005      1,178,634.42
CONFIDENTIAL                                                            1,090,051.83     9.2050%    03/01/2007      1,187,072.51
                                                                        1,191,926.77     5.5000%    06/20/2003      1,193,125.73
This information has been omitted and filed separately with             1,204,313.43     8.5000%    03/01/2009      1,209,706.13
the SEC.                                                                1,248,162.95     4.8100%    05/20/2010      1,242,377.85

                                                                          LOAN          INTEREST
                        CUSTOMER NAME                                    BALANCE          RATE       MATURITY      FAIR VALUE
-----------------------------------------------------------------   ----------------    --------    ----------  ----------------
CATHAY SECURITIES FUND, INC.
                                                                        1,238,970.94     6.0000%    03/31/2004      1,245,751.80
CONFIDENTIAL                                                            1,252,376.44     6.2500%    11/20/2006      1,254,424.96
                                                                        1,283,812.12     8.7500%    11/15/2002      1,269,868.93
This information has been omitted and filed separately with             1,240,026.63     6.5000%    05/01/2003      1,277,427.99
the SEC.                                                                1,283,047.22     6.2500%    12/01/2002      1,289,377.11
                                                                        1,288,995.05     5.5000%    06/20/2002      1,292,379.98
                                                                        1,330,919.23     5.2500%    06/20/2009      1,325,332.37
                                                                        1,281,505.08     8.4000%    09/01/2008      1,326,086.52
                                                                        1,341,185.77     5.7500%    05/20/2010      1,333,632.58
                                                                        1,388,500.19     9.0000%    05/01/2010      1,386,347.12
                                                                        1,389,854.07     6.0000%    02/20/2007      1,393,712.64
                                                                        1,439,696.39     6.0000%    06/20/2010      1,433,294.95
                                                                        1,424,996.10     8.0000%    12/01/2008      1,435,202.91
                                                                        1,444,848.70     5.7500%    11/20/2011      1,436,568.79
                                                                        1,442,891.23     8.2500%    09/01/2009      1,452,530.47
                                                                        1,528,802.30     7.7500%    07/01/2009      1,515,677.34
                                                                        1,556,223.23     5.2500%    05/20/2007      1,555,666.44
                                                                        1,538,286.80     9.1400%    07/09/2003      1,578,101.13
                                                                        1,532,726.81     8.8700%    02/01/2004      1,587,159.17
                                                                        1,550,540.96     8.5000%    04/01/2008      1,605,985.29
                                                                        1,597,023.06     8.1600%    08/01/2008      1,636,528.42
                                                                        1,647,838.84     5.2500%    02/20/2012      1,637,119.92
                                                                        1,660,889.25     5.0000%    11/20/2006      1,663,235.44
                                                                        1,690,000.00     7.5000%    06/01/2009      1,668,279.64
                                                                        1,686,796.27     5.2500%    02/20/2012      1,680,274.91
                                                                        1,683,820.18     8.2500%    12/15/2008      1,682,795.46
                                                                        1,652,170.16     7.5300%    04/01/2006      1,683,312.05
                                                                        1,703,957.76     4.7500%    01/20/2006      1,702,308.33
                                                                        1,706,260.18     5.2500%    11/20/2008      1,703,812.22
                                                                        1,678,403.51     8.5000%    06/20/2004      1,742,550.07
                                                                        1,752,161.40     9.2500%    02/01/2007      1,762,181.13
                                                                        1,764,446.50     5.0000%    09/20/2009      1,763,409.90
                                                                        1,859,927.74     7.1250%    04/01/2008      1,814,797.45
                                                                        1,887,846.35     8.0000%    11/01/2008      1,908,825.43
                                                                        1,914,518.42     8.5000%    08/01/2003      1,955,264.35
                                                                        1,973,308.57     5.2500%    11/20/2008      1,970,605.99
                                                                        1,986,805.98     9.2500%    02/01/2007      1,997,446.72
                                                                        1,869,222.29     8.7500%    12/01/2006      2,002,584.63
                                                                        1,992,994.86     5.1250%    01/03/2005      2,003,389.45
                                                                        2,019,939.45     5.2000%    04/20/2010      2,018,207.09
                                                                        2,059,562.51     8.2500%    03/01/2007      2,066,971.41
                                                                        2,072,941.46     5.1250%    02/20/2010      2,072,219.18
                                                                        2,064,310.63     6.2950%    04/01/2005      2,082,430.57
                                                                        2,179,811.28     4.7500%    01/20/2012      2,181,178.59
                                                                        2,219,418.11     5.5000%    04/20/2007      2,210,556.70
                                                                        2,253,408.79     5.0000%    05/20/2012      2,243,171.31
                                                                        2,241,941.24     5.5000%    04/01/2007      2,248,492.89
                                                                        2,292,578.34     5.0000%    03/20/2012      2,282,958.28
                                                                        2,300,000.00     4.8750%    06/20/2012      2,298,857.57
                                                                        2,305,253.89     5.5000%    10/20/2004      2,306,310.54
                                                                        2,302,299.88     7.7500%    04/01/2009      2,314,099.10
                                                                        2,343,715.18     5.2500%    10/20/2011      2,340,015.09

                                                                          LOAN          INTEREST
                        CUSTOMER NAME                                    BALANCE          RATE       MATURITY      FAIR VALUE
-----------------------------------------------------------------   ----------------    --------    ----------  ----------------
CATHAY SECURITIES FUND, INC.
                                                                        2,303,624.43     8.1700%    09/01/2008      2,355,706.86
                                                                        2,352,007.11     7.9100%    07/01/2008      2,383,261.13
                                                                        2,400,000.00     5.2500%    06/20/2007      2,393,544.78
                                                                        2,381,832.60     8.0000%    01/01/2009      2,408,093.49
                                                                        2,375,073.47     4.5000%    10/01/2006      2,408,295.40
                                                                        2,389,023.31     7.7500%    04/01/2009      2,420,293.83
                                                                        2,455,802.54     8.5000%    01/01/2009      2,461,701.39
                                                                        2,391,614.77     8.5100%    02/01/2004      2,469,893.79
                                                                        2,545,484.65     5.0000%    03/01/2011      2,554,338.71
                                                                        2,579,940.80     5.2500%    03/20/2010      2,577,342.96
                                                                        2,593,399.00     5.2500%    05/20/2012      2,588,649.64
                                                                        2,670,796.32     5.0000%    10/20/2004      2,683,230.40
                                                                        2,739,155.12     6.0000%    11/20/2002      2,744,453.62
                                                                        2,793,942.79     5.5000%    05/20/2007      2,787,379.40
                                                                        2,831,674.83     6.2950%    04/01/2005      2,856,543.82
                                                                        2,866,231.81     5.1250%    01/03/2005      2,874,649.38
CONFIDENTIAL                                                            2,898,747.68     5.2500%    11/20/2011      2,893,820.22
                                                                        3,070,000.00     5.7500%    06/20/2012      3,046,192.10
This information has been omitted and filed separately with             3,150,331.83     7.0500%    10/01/2008      3,067,667.04
the SEC.                                                                3,042,375.43     8.0000%    11/01/2008      3,097,718.36
                                                                        3,104,130.03     8.5000%    05/01/2010      3,116,590.34
                                                                        3,128,177.89     4.0000%    12/01/2007      3,131,128.21
                                                                        3,169,658.20     5.0000%    09/20/2009      3,164,531.06
                                                                        3,188,611.43     6.5000%    05/20/2004      3,197,951.69
                                                                        3,198,916.12     5.2500%    03/20/2005      3,200,544.56
                                                                        3,329,627.16     6.9600%    03/01/2008      3,231,399.23
                                                                        3,272,839.88     7.5000%    11/14/2008      3,243,861.27
                                                                        3,240,789.09     8.0000%    06/01/2011      3,255,723.93
                                                                        3,280,579.69     5.2500%    03/20/2009      3,274,539.62
                                                                        3,257,841.46     4.1250%    05/01/2008      3,278,421.27
                                                                        3,323,267.13     5.5000%    04/20/2007      3,315,347.55
                                                                        3,360,000.00     5.5000%    06/20/2009      3,350,468.00
                                                                        3,379,223.17     8.0000%    12/01/2010      3,388,037.20
                                                                        3,512,865.75     5.5000%    04/20/2009      3,505,856.02
                                                                        3,596,873.32     5.0000%    09/20/2003      3,603,774.18
                                                                        3,667,072.19     4.1250%    11/01/2007      3,677,513.35
                                                                        3,700,000.00     5.0000%    05/20/2012      3,720,961.84
                                                                        3,634,761.12     8.1250%    03/01/2004      3,742,861.39
                                                                        3,752,643.27     4.7500%    12/20/2009      3,770,935.69
                                                                        3,813,238.87     5.2500%    12/20/2008      3,807,583.20
                                                                        4,167,568.03     5.2500%    02/20/2009      4,159,705.95
                                                                        4,196,368.31     5.5250%    08/01/2002      4,219,646.86
                                                                        4,237,363.23     5.5000%    06/20/2010      4,232,665.25
                                                                        4,252,853.45     6.2500%    10/20/2003      4,273,596.94
                                                                        4,314,629.82     4.0925%    02/01/2009      4,319,114.69
                                                                        4,388,420.05     7.7500%    01/01/2007      4,522,365.63
                                                                        4,881,603.70     3.6888%    05/01/2005      4,548,001.72
                                                                        4,734,811.16     6.2500%    01/20/2005      4,724,276.59
                                                                        5,443,049.07     3.6400%    05/03/2006      4,878,623.76
                                                                        4,939,718.04     7.7500%    11/15/2008      4,968,067.22
                                                                        5,267,828.87     5.5000%    09/01/2002      5,287,739.80
                                                                        5,866,956.48     5.2500%    03/20/2007      5,855,471.60

                                                                          LOAN          INTEREST
                        CUSTOMER NAME                                    BALANCE          RATE       MATURITY      FAIR VALUE
-----------------------------------------------------------------   ----------------    --------    ----------  ----------------
CATHAY SECURITIES FUND, INC.
                                                                        6,280,346.42     8.0000%    05/01/2012      6,277,570.36
                                                                        6,596,268.09     5.2500%    03/20/2010      6,588,016.72
                                                                        6,748,998.03     5.2500%    01/20/2007      6,736,819.96
                                                                        6,573,922.88     8.6800%    10/01/2009      6,833,778.61
                                                                        7,538,131.43     5.2500%    03/20/2009      7,486,459.27
                                                                        7,600,000.00     5.1250%    02/20/2009      7,576,525.12
                                                                       19,891,813.63     5.5000%    10/20/2002     19,863,060.97
                                                                       25,105,344.90     6.0000%    03/31/2004     25,224,433.67
                                                                       26,647,773.94     4.7500%    11/20/2004     26,659,394.47
                                                                    ----------------                            ----------------
TOTAL COMMERCIAL MORTGAGE LOAN ( 35.64%) (COST $461,701,306.65)     $ 462,586,032.32                            $ 462,391,448.91

REAL ESTATE CONSTRUCTION LOAN

CONFIDENTIAL                                                             $ 47,893.49     6.0000%    01/01/2004        $ 5,664.40
                                                                            6,065.25     4.7500%    01/01/2003          6,095.04
This information has been omitted and filed separately with                 7,494.87     4.7500%    01/01/2003          7,531.68
the SEC.                                                                    8,052.72     4.7500%    01/01/2003          8,092.27
                                                                            8,695.20     4.7500%    01/01/2003          8,737.89
                                                                            8,879.20     4.7500%    01/01/2003          8,922.80
                                                                            8,948.44     4.7500%    01/01/2003          8,992.38
                                                                           12,479.04     4.7500%    01/01/2003         12,540.32
                                                                           13,145.05     4.7500%    01/01/2003         13,209.60
                                                                           17,927.95     4.7500%    01/01/2003         18,016.01
                                                                           27,682.82     4.7500%    01/01/2003         27,818.77
                                                                           28,292.73     4.7500%    01/01/2003         28,431.67
                                                                           29,051.18     4.7500%    01/01/2003         29,193.85
                                                                           29,891.45     4.7500%    01/01/2003         30,038.24
                                                                           30,523.89     4.7500%    01/01/2003         30,673.79
                                                                           30,761.98     4.7500%    01/01/2003         30,913.05
                                                                           31,010.06     4.7500%    01/01/2003         31,162.35
                                                                           35,860.69     4.7500%    01/01/2003         36,036.79
                                                                           37,817.14     4.7500%    01/01/2003         38,002.85
                                                                           77,925.82     5.0000%    11/01/2002         78,324.73
                                                                          113,334.00     5.0000%    11/01/2002        113,914.17
                                                                          115,419.95     4.7500%    01/01/2003        116,508.45
                                                                          153,220.13     5.0000%    11/01/2002        154,004.49
                                                                          159,713.52     4.7500%    01/01/2003        160,497.86
                                                                          191,020.42     6.5000%    04/01/2003        183,252.75
                                                                          309,249.00     5.7500%    04/01/2003        301,933.90
                                                                          421,653.16     5.5000%    01/01/2004        404,043.86
                                                                          417,410.80     4.7500%    01/01/2003        419,460.63
                                                                          528,112.17     4.7500%    01/01/2003        530,705.64
                                                                          641,543.80     5.7500%    10/01/2003        613,800.26
                                                                          724,707.88     6.0000%    02/01/2004        692,352.69
                                                                          918,243.23     5.2500%    10/20/2002        917,073.63
                                                                        1,008,349.57     4.7500%    01/01/2003      1,013,301.41
                                                                        1,036,000.00     6.2500%    07/01/2002      1,042,562.49
                                                                        1,134,850.45     5.7500%    07/01/2002      1,141,350.51
                                                                        1,610,198.50     4.7500%    01/01/2003      1,618,105.93
                                                                        1,964,224.22     4.7500%    01/01/2003      1,973,870.20
                                                                        2,048,176.84     4.7500%    01/01/2003      2,058,235.10

                                                                          LOAN          INTEREST
                        CUSTOMER NAME                                    BALANCE          RATE       MATURITY      FAIR VALUE
-----------------------------------------------------------------   ----------------    --------    ----------  ----------------
CATHAY SECURITIES FUND, INC.
                                                                        2,313,184.88     4.7500%    01/01/2003      2,326,186.88
                                                                        2,374,552.21     5.7500%    09/01/2002      2,384,637.11
CONFIDENTIAL                                                            2,700,000.00     4.7500%    01/01/2003      2,713,259.26
                                                                        3,725,762.35     5.2500%    07/31/2002      3,744,795.68
This information has been omitted and filed separately with             4,202,769.43     6.0000%    06/14/2003      4,197,447.63
the SEC.                                                                5,402,953.71     4.7500%    01/01/2003      5,423,070.72
                                                                        5,833,989.14     6.2500%    04/01/2003      5,775,058.83
                                                                        5,876,963.68     5.7500%    04/01/2003      5,865,156.45
                                                                        6,421,797.52     6.2500%    09/01/2002      6,446,867.51
                                                                        7,889,454.77     5.7500%    07/01/2002      7,934,772.92
                                                                       15,795,316.41     4.1406%    09/05/2002     15,768,298.19
                                                                     ---------------                             ---------------
TOTAL REAL ESTATE CONSTRUCTION LOAN (5.90%) (COST $76,294,333.28)    $ 76,530,570.71                             $ 76,492,923.62

                                                                                        INTEREST      MATURITY          FAIR
        INDUSTRY/BORROWER                  PAR/CURRENT FACE              COST             RATE          DATE            VALUE
------------------------------------       -----------------      -----------------     --------     ----------   -----------------
CATHAY SECURITIES FUND, INC.

FHLB CALLABLE NOTES

FHLB Agency Note                            $ 10,000,000.00        $ 10,000,000.00       5.1250%     06/26/2007    $ 10,209,400.00
                                           -----------------      -----------------                               -----------------
TOTAL FHLB CALLABLE NOTES (0.79%)           $ 10,000,000.00        $ 10,000,000.00                                 $ 10,209,400.00

MUNICIPAL BONDS

Alamo Hgts Tex                              $    100,000.00           $ 100,000.00       4.4500%     07/01/2002    $    100,026.00
South Shore Hbr Mun                              100,000.00             100,000.00       6.5000%     09/01/2002         100,428.00
Mason & Kitsap Cntys                             200,000.00             200,000.00       4.7000%     12/01/2002         202,822.00
Rockford Minn Indpt                              180,000.00             180,000.00       4.9000%     12/15/2002         182,939.40
Hutto Tex Indpt                                  100,000.00             100,000.00       5.0500%     02/01/2003         102,147.00
Glendale Ca.                                      15,000.00              14,997.80       6.3000%     05/01/2003          15,061.95
West Harris Cnty Tex                             110,000.00             109,927.41       4.5500%     06/01/2003         113,093.20
Shreveport LA                                    500,000.00             500,000.00       8.7500%     07/01/2003         503,090.00
Spencer Rd Pub Util                              100,000.00              99,912.17       4.5000%     07/01/2003         100,026.00
Elk River Minn                                   200,000.00             200,121.28       5.6000%     02/01/2004         204,940.00
Spencer Rd Pub Util                              100,000.00              99,736.92       4.6000%     07/01/2004         100,027.00
El Centro Ca.                                    125,000.00             126,392.17       5.9000%     08/01/2004         134,917.50
Morehead St                                      340,000.00             339,711.81       6.0000%     11/01/2004         346,412.40
Crandon Sch Dist Wis Forest                      310,000.00             310,000.00       4.7000%     03/15/2005         329,229.30
La Porte Texas                                   150,000.00             149,659.58       5.1500%     03/15/2005         150,475.50
Pepin Wisc Area Sch                              500,000.00             500,564.35       5.4500%     04/01/2005         515,105.00
Posen Michigan Cons Sch                          125,000.00             126,904.92       6.7000%     05/01/2005         132,320.00
Sheridan Cnty Wy                                 110,000.00             110,289.22       5.1000%     06/01/2005         118,221.40
Shreveport La                                    500,000.00             495,200.04       8.1000%     07/01/2005         502,815.00
Spencer Rd Pub Util                              100,000.00              99,744.49       4.8000%     07/01/2005         100,029.00
El Centro Ca.                                    130,000.00             131,560.11       5.9000%     08/01/2005         140,314.20
Wilmette Ill Pk Dist                             175,000.00             175,000.00       6.0000%     11/01/2005         194,092.50
Parker Colorado Fire                             170,000.00             170,513.83       5.1000%     11/15/2005         183,732.60
Clark Cnty Wash                                  235,000.00             233,270.43       4.4000%     12/01/2005         243,857.15
Cook Cnty Ill                                    500,000.00             501,486.08       5.6000%     12/01/2005         548,885.00
Neenah Wi Wtr                                    125,000.00             125,614.24       5.6250%     12/01/2005         131,883.75
New London Conn                                  275,000.00             274,195.97       4.8000%     12/15/2005         284,823.00
Batavia Ill                                      130,000.00             130,051.39       5.6250%     01/01/2006         132,796.30
Crandon Sch Dist Wis Forest                      320,000.00             319,482.86       4.7000%     03/15/2006         342,640.00
La Porte Tx                                      145,000.00             144,558.04       5.2500%     03/15/2006         145,471.25
Cypress Forest Pub                               415,000.00             415,000.00       5.1500%     04/01/2006         426,603.40
Harris Cnty, TX                                  195,000.00             195,000.00       5.2500%     04/01/2006         210,013.05
Cassopolis Michigan                              290,000.00             290,000.00       6.3000%     05/01/2006         318,669.40
First Colony Mun                                 130,000.00             130,000.00       5.5000%     05/01/2006         141,033.10
Harris Cnty Texas                                100,000.00              99,424.59       5.4500%     05/01/2006         106,418.00
Posen Michigan Cons Sch                          130,000.00             131,968.89       6.7000%     05/01/2006         137,612.80
Central Lyon Cmnty                               205,000.00             208,748.30       5.5000%     06/01/2006         225,895.65
Sheridan Cnty Wy                                 115,000.00             115,301.71       5.2000%     06/01/2006         123,902.15
Southeastern Cmnty                               190,000.00             192,304.05       5.7500%     07/01/2006         211,388.30
Brawley Calif                                    100,000.00             101,547.15       6.1000%     08/01/2006         112,729.00
El Centro Ca.                                    140,000.00             141,439.57       5.9000%     08/01/2006         153,528.20
La Joya Texas                                    200,000.00             199,312.70       4.7000%     08/01/2006         200,606.00
Highland Village Tex                             155,000.00             154,746.81       5.6000%     08/15/2006         161,988.95
Chambers County                                  100,000.00              99,834.31       5.2500%     09/01/2006         106,749.00
Harris Cnty, TX                                  505,000.00             505,000.00       5.0500%     09/01/2006         543,435.55
Alvin Tex                                        225,000.00             237,717.82       7.0000%     11/01/2006         256,761.00
Brookhaven Mississippi                           150,000.00             150,000.00       5.8000%     11/01/2006         155,244.00
Shutesbury Massachusetts                         110,000.00             110,000.00       6.0000%     11/01/2006         121,525.80
Parker Colorado Fire                             465,000.00             466,773.86       5.2000%     11/15/2006         503,599.65
Clark Cnty Wash                                  150,000.00             149,164.60       4.5500%     12/01/2006         155,941.50
Neenah Wi Wtr                                    130,000.00             130,468.06       5.6250%     12/01/2006         137,159.10
Alpine Tex                                       165,000.00             166,089.01       6.2500%     02/15/2007         176,762.85
Bridge City Texas Indpt                          340,000.00             339,381.37       5.9000%     02/15/2007         377,865.80
Two Rivers Wisconsin Pub                         100,000.00             100,804.20       6.7500%     02/15/2007         111,338.00
First Colony Mun                                 135,000.00             135,000.00       5.6000%     05/01/2007         146,811.15
Sheridan Cnty Wy                                 120,000.00             120,314.16       5.3000%     06/01/2007         129,588.00
San Luis Obispo/El Paso De Robles CA
 Redev                                           120,000.00             120,000.00       5.0000%     07/01/2007         129,919.20
Brawley Calif                                    105,000.00             106,527.71       6.1000%     08/01/2007         119,900.55
El Centro Ca.                                    145,000.00             145,757.77       5.9000%     08/01/2007         159,199.85
La Joya Texas                                    200,000.00             198,742.27       4.7500%     08/01/2007         200,614.00
Chambers County                                  100,000.00              99,798.60       5.3000%     09/01/2007         106,834.00
Harris Cnty, TX                                  540,000.00             540,000.00       5.2000%     09/01/2007         583,254.00
Woodland Texas Rd Util                           150,000.00             149,999.72       6.5500%     10/01/2007         164,674.50
Brookhaven Mississippi                           175,000.00             175,000.00       5.9000%     11/01/2007         181,177.50
Jefferson Franklin Etc                           150,000.00             150,457.53       5.5000%     11/01/2007         157,605.00

                                                                                        INTEREST      MATURITY          FAIR
        INDUSTRY/BORROWER                  PAR/CURRENT FACE              COST             RATE          DATE            VALUE
------------------------------------       -----------------      -----------------     --------     ----------   -----------------
CATHAY SECURITIES FUND, INC.

Shutesbury Massachusetts                         110,000.00             110,000.00       6.1000%     11/01/2007          121,930.60
Signal Hill CA                                   240,000.00             240,000.00       5.0000%     11/01/2007          260,275.20
King Cnty Wash Dist                              300,000.00             301,059.83       5.9500%     12/01/2007          332,954.88
Neenah Wi Wtr                                    140,000.00             140,320.85       5.6250%     12/01/2007          147,708.40
Batavia Ill                                      150,000.00             150,000.00       5.7500%     01/01/2008          153,358.50
Lee & ogle Cntys                                 350,000.00             350,000.00       5.7500%     01/30/2008          351,365.00
Alice Tex CTFS Oblig                             605,000.00             609,972.34       4.9000%     02/01/2008          653,865.85
Bedford Texas                                    300,000.00             301,847.37       5.0000%     02/01/2008          325,623.00
Downingtown Penn                                 300,000.00             301,372.62       6.6000%     02/01/2008          332,547.00
Alpine Tex                                       175,000.00             173,856.48       5.6000%     02/15/2008          185,645.25
Bridge City Texas Indpt                          360,000.00             360,000.00       6.0000%     02/15/2008          401,266.80
Pewaukee Wisc Sch Dist                           470,000.00             470,000.00       5.7500%     03/01/2008          511,660.80
Brentwood Pa Sch Dist                            255,000.00             255,551.24       4.7000%     04/01/2008          273,237.60
Harris Cnty, TX                                  250,000.00             250,000.00       5.4500%     04/01/2008          270,582.50
First Colony Mun                                 145,000.00             145,000.00       5.7000%     05/01/2008          158,051.45
Posen Michigan Cons Sch                          150,000.00             152,261.15       6.7000%     05/01/2008          158,784.00
Sioux Central Cmnty                              245,000.00             245,000.00       5.7500%     05/01/2008          267,491.00
San Luis Obispo/El Paso De Robles CA Redev       125,000.00             124,686.24       5.1000%     07/01/2008          136,390.00
Brawley Calif                                    110,000.00             111,328.59       6.1000%     08/01/2008          126,704.60
La Joya Texas                                    200,000.00             198,532.70       4.8500%     08/01/2008          200,632.00
Pittsburg Calif Uni Sch Dist                     185,000.00             185,000.00       4.8500%     08/01/2008          198,114.65
Highland Village Tex                             180,000.00             179,583.65       5.8000%     08/15/2008          188,517.60
Chambers County                                  100,000.00              99,517.68       5.3500%     09/01/2008          106,899.00
Harris Cnty, TX                                  345,000.00             345,000.00       5.3000%     09/01/2008          373,348.65
Upland Calif Uni Sch Dist                        275,000.00             275,000.00       4.9000%     09/01/2008          290,831.75
Woodland Texas Rd Util                           150,000.00             149,808.84       6.6000%     10/01/2008          164,839.50
Jefferson Franklin Etc                           150,000.00             150,456.91       5.6000%     11/01/2008          157,800.00
Shutesbury Massachusetts                         110,000.00             110,000.00       6.2000%     11/01/2008          122,184.70
Signal Hill CA                                   250,000.00             250,000.00       5.1000%     11/01/2008          272,897.50
Bainbridge Is Fire Prot Dist                     315,000.00             315,000.00       4.7000%     12/01/2008          337,081.50
Snohomish Cnty Wash/Stanwood                     175,000.00             175,000.00       5.4000%     12/01/2008          190,568.00
Batavia Ill                                      160,000.00             159,594.55       5.7500%     01/01/2009          163,542.40
Dyer Indiana UT                                  145,000.00             144,605.45       4.8000%     01/16/2009          155,843.10
Alpine Tex                                       185,000.00             183,278.23       5.6000%     02/15/2009          196,236.90
Grapevine Texas                                  210,000.00             211,558.13       6.6000%     02/15/2009          226,149.00
Harris Cnty, TX                                  250,000.00             250,000.00       5.5500%     04/01/2009          271,250.00
First Colony Mun                                 155,000.00             155,000.00       5.7500%     05/01/2009          169,089.50
So Redford Michigan                              590,000.00             589,327.33       4.1500%     05/01/2009          611,399.30
Ewing Township                                   345,000.00             345,000.00       5.4500%     06/01/2009          370,668.00
San Luis Obispo/El Paso De Robles CA Redev       135,000.00             134,615.77       5.2500%     07/01/2009          148,008.60
Bastrop Tex                                      200,000.00             199,423.03       4.9000%     08/01/2009          214,230.00
Brawley Calif                                    120,000.00             120,984.59       6.1000%     08/01/2009          138,921.60
Pittsburg Calif Uni Sch Dist                     195,000.00             195,000.00       5.0000%     08/01/2009          209,268.15
Highland Village Tex                             140,000.00             139,633.61       5.9000%     08/15/2009          146,780.20
Chambers County                                  110,000.00             109,399.99       5.4500%     09/01/2009          117,770.40
Sheboygan Wisc                                   225,000.00             223,150.61       5.7500%     09/01/2009          252,623.25
Upland Calif Uni Sch Dist                        260,000.00             260,000.00       5.0000%     09/01/2009          275,147.60
Santa Cruz CA Agy Tax                            240,000.00             240,000.00       5.1000%     10/01/2009          258,110.40
Woodland Texas Rd Util                           150,000.00             149,797.96       6.7000%     10/01/2009          165,168.00
Signal Hill CA                                   265,000.00             265,000.00       5.2000%     11/01/2009          290,084.90
City Of University Place                         280,000.00             279,138.72       4.9000%     12/01/2009          301,302.40
Buffalo Grove IL                                 200,000.00             200,000.00       5.7000%     12/30/2009          206,018.00
Dyer Indiana UT                                  155,000.00             153,559.17       4.8000%     01/16/2010          165,890.30
Harris Cnty, TX                                  250,000.00             250,000.00       5.6000%     04/01/2010          271,585.00
First Colony Mun                                 160,000.00             160,000.00       5.8000%     05/01/2010          174,704.00
Harris Cnty Texas                                400,000.00             396,117.32       5.8000%     05/01/2010          428,096.00
Walnut Iowa Cmnty Sch Dist                       135,000.00             134,119.27       4.7000%     06/01/2010          143,145.90
San Luis Obispo/El Paso De Robles CA Redev       145,000.00             144,143.45       5.2500%     07/01/2010          158,679.30
Yavapai Cnty Ariz Uni Dist                       550,000.00             551,820.54       5.0000%     07/01/2010          598,763.00
Pittsburg Calif Uni Sch Dist                     205,000.00             205,000.00       5.1000%     08/01/2010          220,413.95
Dallas Cnty Texas                                475,000.00             467,702.60       5.6000%     09/01/2010          478,486.50
Santa Cruz CA Agy Tax                            255,000.00             255,000.00       5.2000%     10/01/2010          274,739.55
Kitsap Cnty Wash Pub                             255,000.00             256,802.38       5.0000%     12/01/2010          274,963.95
Bartlett Ill Pk /Dupage, Cook & Kane             275,000.00             275,556.92       4.3000%     12/15/2010          283,492.00
Battle Lake Minn Indpt SD                        455,000.00             453,394.77       4.1500%     02/01/2011          465,560.55
Brooklyn Center Police                           655,000.00             652,769.19       4.8000%     02/01/2011          688,339.50
Mount Pleasant Texas                             245,000.00             245,000.00       4.2500%     03/15/2011          251,744.85
Fergus Falls Perm Impt                           200,000.00             201,054.61       5.0000%     05/01/2011          212,212.00
Saint helena Ca Wtr                              520,000.00             520,000.00       5.3500%     06/01/2011          560,242.80
Walnut Iowa Cmnty Sch Dist                       145,000.00             143,961.86       4.8000%     06/01/2011          153,920.40
Pittsburg Calif Uni Sch Dist                     215,000.00             215,000.00       5.2000%     08/01/2011          231,591.55
Kitsap Cnty Wash Pub                             270,000.00             271,270.54       5.0000%     12/01/2011          289,923.30
Stanwood Washington SD                           500,000.00             500,000.00       4.2500%     12/15/2011          510,870.00

                                                                                        INTEREST      MATURITY          FAIR
        INDUSTRY/BORROWER                  PAR/CURRENT FACE              COST             RATE          DATE            VALUE
------------------------------------       -----------------      -----------------     --------     ----------   -----------------
CATHAY SECURITIES FUND, INC.

Aitkin County Minn                               355,000.00             352,270.49       4.2500%     01/01/2012          361,162.80
New Freedom Boro Auth Pa                         545,000.00             545,000.00       4.8000%     01/01/2012          573,568.90
Underwood Minn Indpt SD                          315,000.00             315,000.00       4.3500%     02/01/2012          323,530.20
Highland Village Tex                             145,000.00             144,458.24       4.8000%     02/15/2012          153,615.90
Darlington Wis Cmnty SD                          340,000.00             337,378.96       4.4000%     03/01/2012          350,322.40
Maverick County                                  465,000.00             467,338.33       4.4500%     03/01/2012          480,842.55
Milton Wis School Dist                           500,000.00             494,285.95       4.6500%     03/01/2012          523,190.00
Morris TWP NJ S.D.                               490,000.00             490,000.00       4.4000%     03/15/2012          504,758.80
Center Point-Urbana Cmnty                        170,000.00             170,000.00       4.8000%     05/01/2012          178,362.30
Cherokee Iowa Community S.D.                     450,000.00             448,227.82       4.3000%     05/01/2012          459,706.50
Lake Mills Iowa Community SD                     205,000.00             205,000.00       4.3500%     05/01/2012          209,930.25
Yuma Arizona RFDG                                500,000.00             514,935.48       4.9000%     07/01/2012          533,655.00
Benecia Calif Uni Sch Dist                       325,000.00             325,000.00       4.8500%     08/01/2012          346,300.50
Red Oak Tex Indpt                                240,000.00             241,592.30       5.3000%     08/15/2012          264,451.20
Spring Tex Indpt Sch Dist                        200,000.00             198,449.15       5.0000%     08/15/2012          214,922.00
Sedgwick County Kansas                           200,000.00             200,000.00       4.3000%     09/01/2012          203,566.00
Springfield TWP SD PA                            425,000.00             415,207.77       5.2000%     09/01/2012          452,450.75
Center Point-Urbana Cmnty                        175,000.00             175,000.00       4.8000%     11/01/2012          183,095.50
Christian Shelby                                 450,000.00             453,724.73       4.4000%     11/01/2012          461,484.00
Pacific County Washington                        645,000.00             660,018.08       4.7500%     12/01/2012          678,230.40
Algonquin Ill Area Pub Library                   400,000.00             393,377.93       4.3000%     12/30/2012          397,904.00
Creskill Gen Impt NJ                             200,000.00             200,000.00       4.7500%     01/01/2013          209,690.00
Honey Creek-Vigo                                 185,000.00             186,291.36       5.0000%     01/01/2013          198,101.70
Port Bellingham Washington                       500,000.00             500,000.00       4.4000%     01/01/2013          512,140.00
DeKalb Kandall & LaSalle                         560,000.00             557,687.21       4.4000%     02/01/2013          574,884.80
Kandiyohi County Minn                            350,000.00             347,274.37       4.3000%     02/01/2013          354,704.00
Kinnelon NJ SD                                   445,000.00             445,000.00       4.4000%     02/01/2013          457,931.70
Madison County                                   450,000.00             451,294.61       4.5000%     02/01/2013          463,824.00
Mc Henry Illinois                                525,000.00             522,832.02       4.4000%     02/01/2013          538,130.25
North Branch Minn Indpt SD                       220,000.00             222,174.34       4.5000%     02/01/2013          226,692.40
Somerville NJ                                    400,000.00             393,309.70       4.2000%     02/01/2013          403,112.00
East Cent Mo Jr College                          770,000.00             770,000.00       4.3750%     02/15/2013          786,416.40
Frisco Texas Combination                         450,000.00             448,127.44       4.3000%     02/15/2013          456,448.50
Highland Village Tex                             150,000.00             148,779.61       4.8000%     02/15/2013          157,990.50
Marinette Wis SD                                 360,000.00             360,000.00       4.5000%     03/01/2013          371,282.40
Cadillac Michigan Area PS                        500,000.00             497,880.34       4.3500%     05/01/2013          508,470.00
Cherokee Iowa Community S.D.                     470,000.00             465,999.71       4.3000%     05/01/2013          476,034.80
Eaton Mich Inter SD                              275,000.00             275,000.00       4.5500%     05/01/2013          284,080.50
Haslett Mich Pub SD                              500,000.00             497,880.26       4.3500%     05/01/2013          508,910.00
Ovid Elsie Michigan                              505,000.00             505,000.00       4.4000%     05/01/2013          515,599.95
Rockwood Michigan                                260,000.00             258,905.44       4.5000%     05/01/2013          267,839.00
Van Buren Iowa Cmnty Sch                         230,000.00             226,639.63       4.6250%     05/01/2013          237,960.30
Bettendorf Iowa UT                               250,000.00             245,788.75       4.6000%     06/01/2013          258,107.50
Covington -Pub Impt VA                           115,000.00             114,028.08       4.6500%     06/15/2013          119,432.10
Alamo Heights Tex                                500,000.00             500,000.00       4.4000%     07/01/2013          510,310.00
Honey Creek-Vigo                                 195,000.00             196,361.16       5.0000%     07/01/2013          208,291.20
Maricopa County Ariz                             300,000.00             305,012.07       4.7000%     07/01/2013          313,794.00
Benecia Calif Uni Sch Dist                       360,000.00             360,000.00       4.9000%     08/01/2013          382,906.80
Buna Texas Isd                                   370,000.00             357,450.45       4.5000%     08/15/2013          379,982.60
Butler USD #205                                  400,000.00             382,618.28       4.0000%     09/01/2013          393,564.00
Wabash Genl Hospital                             355,000.00             351,931.43       4.4000%     09/01/2013          361,343.85
West Deptford TWP                                410,000.00             415,805.80       4.6000%     09/01/2013          424,846.10
Shawano-Gresham Sch Dist                         200,000.00             203,230.47       5.1000%     10/01/2013          214,204.00
Chippewa County MI                               295,000.00             291,104.50       4.3000%     11/01/2013          297,522.25
Christian Shelby                                 475,000.00             476,317.41       4.4000%     11/01/2013          483,094.00
Bainbridge Is Wash Fire Dept                     200,000.00             202,355.64       5.1000%     12/01/2013          214,148.00
Ford Mclean Livingston                           430,000.00             430,000.00       4.4500%     12/01/2013          438,879.50
King Cnty Wash Dist                              500,000.00             495,653.70       4.7500%     12/01/2013          522,805.00
Miamisburg Ohio City Sch                         360,000.00             397,629.11       6.0000%     12/01/2013          421,653.60
Oregon City Ohio Ref & Impt                      250,000.00             251,737.19       4.5500%     12/01/2013          258,012.50
Teller County Colorado                           285,000.00             283,891.92       4.5000%     12/01/2013          292,472.70
Dupage, Cook & Kane Cnties                       500,000.00             500,000.00       4.4000%     12/15/2013          507,555.00
East Quoge NY                                    420,000.00             422,945.17       4.5000%     12/15/2013          431,004.00
Southwick Mass                                   335,000.00             335,000.00       4.4000%     12/15/2013          340,872.55
Fremont Ill Pub Library Dist                     500,000.00             491,065.96       4.2000%     12/30/2013          488,710.00
East Moline Illinois                             275,000.00             268,859.76       4.2000%     01/15/2014          274,051.25
Carroll Stephenson & Ogle                        500,000.00             495,548.20       4.4000%     02/01/2014          506,980.00
Madison County Ill SD                            200,000.00             200,000.00       4.5000%     02/01/2014          204,540.00
Randolph TWP Morris Cnty                         155,000.00             156,323.59       4.5500%     02/01/2014          159,299.70
Rowlett Tex                                      245,000.00             241,887.34       5.3000%     02/15/2014          266,716.80
Albany ORE                                       375,000.00             375,000.00       4.5500%     03/01/2014          385,271.25
Beauregard Parish LA SD                          320,000.00             320,000.00       4.5500%     03/01/2014          328,764.80
Shullsburg Wisconsin SD                          420,000.00             416,241.36       4.5000%     04/01/2014          429,416.40

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

                                                                                     INTEREST          MATURITY         FAIR
        INDUSTRY/BORROWER               PAR/CURRENT FACE            COST               RATE              DATE           VALUE
------------------------------------    -----------------    -----------------       --------         ----------  -----------------
CATHAY SECURITIES FUND, INC.

Breckenridge Michigan                         320,000.00          320,000.00         4.5000%          05/01/2014        326,646.40
Galva-Holstein Iowa CSD                       380,000.00          398,872.60         5.5000%          05/01/2014        415,887.20
Harper Woods Mich                             500,000.00          480,736.81         4.1250%          05/01/2014        494,580.00
Rockwood Michigan                             280,000.00          277,476.18         4.5000%          05/01/2014        286,104.00
Keokuk IA Cmnty Sch dis                       285,000.00          285,000.00         5.4500%          06/01/2014        313,502.85
Washington County SD                          710,000.00          712,093.10         4.5000%          06/01/2014        724,966.80
Gurnee Il                                     395,000.00          390,598.46         5.3750%          12/15/2014        429,116.15
Lake County IL Cmnty                          600,000.00          567,700.30         4.8500%          01/01/2015        630,396.00
Champaign Cnty Il                             250,000.00          250,702.10         5.5500%          02/01/2015        275,920.00
Paynesville Minn Indpt                        270,000.00          268,765.36         4.5000%          02/01/2015        269,030.70
Faulkey Gully Mun                             250,000.00          248,896.78         5.4000%          03/01/2015        272,205.00
Ashwaubenon Wis SD                            250,000.00          250,000.00         4.6000%          04/01/2015        252,990.00
Lemont Ill                                    350,000.00          358,565.88         4.7500%          12/01/2015        361,746.00
Mount Prospect Ill                            280,000.00          280,000.00         4.5000%          12/01/2015        282,195.20
Warner Baird Mich Dist                        280,000.00          278,583.99         4.5000%          05/01/2016        281,526.00
                                        -----------------   -----------------                                     -----------------
TOTAL MUNICIPAL BONDS (5.08%)            $ 62,895,000.00     $ 62,850,577.12                                       $ 65,957,759.68

CORPORATE BONDS

Charles Schwab Corp                      $ 10,000,000.00      $ 9,817,400.78         7.8000%          05/02/2003   $ 10,265,193.88
Amer General Finance                        9,000,000.00        8,989,122.60         5.7500%          11/01/2003      9,338,310.00
Farmer Ins Exchange                         5,000,000.00        5,272,452.50         8.5000%          08/01/2004      5,249,350.00
Morgan JP & Co                             12,000,000.00       12,480,425.52         7.6250%          09/15/2004     12,929,280.00
Allstate Corp                               5,000,000.00        4,890,653.29         7.8750%          05/01/2005      5,421,596.94
Mass Transit Railway                          600,000.00          592,490.45         7.2500%          10/01/2005        640,307.63
Mass Transit Railway                        2,000,000.00        1,978,348.96         7.2500%          10/01/2005      2,134,358.78
Motorola Inc.                              10,000,000.00       10,032,583.60         6.7500%          02/01/2006      9,705,700.00
China Light and Power                       1,000,000.00          986,269.19         7.5000%          04/15/2006      1,077,179.39
China Light and Power                       1,000,000.00          983,876.80         7.5000%          04/15/2006      1,077,179.39
Citigroup Inc.                             11,000,000.00       11,100,423.49         5.5000%          08/09/2006     11,158,613.27
J P Morgan Chase & Co                       5,000,000.00        5,027,210.50         5.6250%          08/15/2006      5,157,150.00
Mass Transit Rwy                            5,000,000.00        5,031,621.70         7.5000%          02/04/2009      5,571,000.00
Coca-cola Enterprises                       5,000,000.00        4,777,645.09         7.1250%          09/30/2009      5,408,246.94
Kowloon-Canton Railway                      5,000,000.00        5,486,863.50         8.0000%          03/15/2010      5,738,250.00
MTR Corp LTD                                5,000,000.00        5,381,027.10         7.5000%          11/08/2010      5,604,800.00
                                        -----------------   -----------------                                     -----------------
TOTAL CORPORATE BONDS (7.44%)            $ 91,600,000.00     $ 92,828,415.07                                       $ 96,476,516.22

FNMA MORTGAGE BACKED SECURITIES

FNMA 341599                              $    274,528.81        $ 274,150.94         6.5000%          05/01/2004      $ 278,803.22
FNMA 402774                                 2,096,803.20        2,096,803.20         6.5000%          06/01/2004      2,134,482.75
FNMA 303664                                 3,918,749.70        3,924,627.27         6.5000%          12/01/2008      4,079,849.50
FNMA 190534                                 1,400,086.05        1,380,873.23         6.0000%          12/01/2008      1,443,390.71
FNMA 619975                                 4,774,235.68        4,762,300.09         5.5000%          12/01/2008      4,859,217.08
FNMA 190584                                 3,143,053.32        3,147,281.09         6.5000%          01/01/2009      3,268,964.04
FNMA 313658                                 7,061,572.40        7,096,284.47         6.0000%          12/01/2009      7,260,073.20
FNMA 353132                                 3,052,992.45        3,079,560.66         6.5000%          06/01/2011      3,180,851.77
FNMA 250023                                 3,016,399.50        3,020,685.00         7.0000%          03/01/2014      3,235,571.09
FNMA 341579                                   644,725.31          641,412.95         7.0000%          09/01/2014        687,992.83
FNMA 336867                                   475,427.69          476,828.03         7.5000%          06/01/2025        504,514.36
FNMA 488235                                   961,573.84          968,517.28         6.5000%          02/01/2029        983,007.32
FNMA 492222                                 1,711,400.02        1,683,688.03         6.0000%          02/01/2029      1,713,915.78
                                        -----------------   -----------------                                     -----------------
TOTAL FNMA MORTGAGE BACKED
 SECURITIES (2.59%)                      $ 32,531,547.97     $ 32,553,012.24                                       $ 33,630,633.65

FHLMC MORTGAGE BACKED SECURITIES

FHLMC M10161                             $    165,360.58        $ 156,575.21         6.0000%          01/01/2004      $ 158,829.35
FHLMC M90672                                3,757,135.00        3,813,483.64         6.0000%          08/01/2006      3,855,834.94
FHLMC M90672                                3,757,135.00        3,813,483.64         6.0000%          08/01/2006      3,855,834.94
FHLMC E43579                                  726,571.05          729,211.89         6.5000%          01/01/2008        752,778.47
FHLMC M10376                                1,537,853.94        1,542,161.22         6.5000%          07/01/2010      1,608,595.22
FHLMC M10586                                5,120,680.01        5,170,909.37         6.0000%          11/01/2010      5,281,418.16
FHLMC M10778                                3,160,732.00        3,181,416.30         6.5000%          12/01/2010      3,308,654.26
FHLMC E72141                                5,984,562.00        5,978,419.44         6.0000%          09/01/2013      6,124,181.83
FHLMC G30048                                2,453,035.34        2,448,076.20         7.0000%          01/01/2016      2,626,710.24
FHLMC M00143                                  466,648.42          446,092.68         7.5000%          06/01/2023        473,705.61
FHLMC C11367                                1,212,200.86        1,213,501.93         6.5000%          06/01/2028      1,239,160.21
                                        -----------------   -----------------                                     -----------------
TOTAL FHLMC MORTGAGE BACKED
 SECURITIES (2.26%)                      $ 28,341,914.20     $ 28,493,331.52                                       $ 29,285,703.23

                                                                                    INTEREST           MATURITY         FAIR
        INDUSTRY/BORROWER               PAR/CURRENT FACE            COST              RATE               DATE           VALUE
------------------------------------    -----------------    -----------------      --------          ----------  -----------------
CATHAY SECURITIES FUND, INC.

GNMA MORTGAE BACKED SECURITIES

GN 345973                                $    350,028.32     $    340,800.37         6.5000%          11/15/2008   $    355,886.26
GN 346907                                     470,889.06          458,468.93         6.5000%          11/15/2008        478,986.30
GN 346912                                     289,118.46          281,491.47         6.5000%          11/15/2008        293,957.04
GN 178796                                      39,403.34           40,828.39         9.5000%          09/15/2016         41,293.35
GN 182783                                      59,163.30           61,295.78         9.5000%          11/15/2016         61,859.71
GN 193888                                      67,799.80           70,330.96         9.5000%          11/15/2016         71,026.78
GN 248935                                      14,886.34           14,999.29         8.5000%          06/15/2018         15,796.72
GN 285195                                       8,996.55            9,070.47         8.5000%          12/15/2019          9,540.80
GN 129290                                      20,355.13           20,522.05         8.5000%          01/15/2020         21,597.32
GN 286338                                     104,589.03          105,462.33         8.5000%          02/15/2020        110,925.63
GN 284103                                      65,610.35           68,318.38        10.0000%          04/15/2020         69,797.32
GN 168309                                       1,881.65            1,897.98         8.5000%          06/15/2020          1,997.10
GN 295965                                      88,350.36           92,124.47         9.5000%          02/15/2021         92,570.47
GN 303968                                     116,644.12          121,522.45         9.5000%          03/15/2021        122,165.54
GN 309093                                       1,779.50            1,793.73         8.5000%          10/15/2021          1,885.37
GN 310668                                      38,330.17           38,660.89         8.5000%          11/15/2021         40,665.46
GN 218430                                       1,502.26            1,515.09         8.5000%          12/15/2021          1,592.45
GN 361039                                     359,414.02          347,812.63         7.0000%          07/15/2023        365,148.70
GN 412508                                   1,124,504.94        1,088,066.69         7.0000%          10/15/2025      1,140,411.78
GN 382082                                     270,859.77          262,082.37         7.0000%          01/15/2026        274,417.68
GN 425860                                     479,704.91          464,141.97         7.0000%          01/15/2026        486,006.14
GN 420707                                   1,246,483.56        1,206,046.75         7.0000%          02/15/2026      1,262,956.63
GN 426266                                     350,716.90          339,370.71         7.0000%          02/15/2026        355,337.82
GN 431218                                     945,567.64          946,996.80         7.7500%          09/15/2026      1,003,190.53
                                        -----------------   -----------------                                     -----------------
TOTAL GNMA MORTGAE BACKED
 SECURITIES (0.52%)                      $  6,516,579.48     $  6,383,620.95                                       $  6,679,012.90

COLLATERAL MORTGAGE OBLIGATION

CMO REMIC:TAC(11)                        $  1,039,850.09     $    980,563.77         6.0000%          08/25/2007   $  1,023,798.84
CMO FHLMC 2132 LO                           8,088,025.97        8,212,404.05         6.5000%          05/15/2008      8,585,924.85
CMO FHLMC 2367 VC                           8,781,470.23        8,982,979.94         6.0000%          08/15/2012      9,122,893.79
CMO FHLMC 2132 CD                           2,410,000.00        2,423,828.72         6.0000%          09/15/2024      2,499,748.40
CMO FHLMC 2379 HB                           5,000,000.00        5,009,963.50         5.8000%          12/15/2024      5,108,300.00
                                        -----------------   -----------------                                     -----------------
TOTAL COLLATERAL MORTGAGE
 OBLIGATION (2.03%)                      $ 25,319,346.29     $ 25,609,739.98                                       $ 26,340,665.88

CMO-WHOLE LOAN

REMIC PAC(11) RFMSI                      $  2,902,769.89     $  2,892,827.27         7.5000%          09/25/2007    $ 2,876,094.71
REMIC:PAC(11), AS                           1,939,704.76        1,916,402.74         6.5500%          01/25/2008      1,943,061.29
REMIC SEQ RFMSI                             1,543,729.52        1,535,725.08         6.7500%          01/25/2011      1,581,150.20
                                        -----------------   -----------------                                     -----------------
TOTAL CMO-WHOLE LOAN (0.49%)             $  6,386,204.17     $  6,344,955.09                                        $ 6,400,306.20

                                        -----------------   -----------------                                     -----------------
Cathay Securities Fund, Inc. (21.20%)    $263,590,592.11     $265,063,651.97                                       $274,979,997.76

*Non-Income Producing
------------------------------------------------------------------------------------------------------------------------------------
Total investments (92.28%) (Cost $1,179,842,450)                                                                   $ 1,197,075,228
Other assets and liablities, net (7.72%)                                                                               100,164,333
                                                                                                                  -----------------
Net assets (100.00%)                                                                                               $ 1,297,239,561
                                                                                                                  =================
------------------------------------------------------------------------------------------------------------------------------------
Tax cost of Securities                                                                                             $ 1,179,842,450
                                                                                                                  =================

Gross appreciation on securities                                                                                        21,253,524
Gross depreciation on securities                                                                                        (4,020,746)
                                                                                                                  -----------------

Total appreciation on securities                                                                                        17,232,778
                                                                                                                  =================

See accompanying notes to financial statements.


                                       41